SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
(CTVAX, CTVCX, CTVIX)
Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst IPOx Allocation Fund
(OIPAX, OIPCX, OIPIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)
Catalyst Buyback Strategy Fund
(BUYAX, BUYCX, BUYIX)
Catalyst/Groesbeck Growth of Income Fund
(CGGAX, CGGCX, CGGIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX,CLTCX,CLTIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst MLP & Infrastructure Fund
(MLXAX, MLXCX, MLXIX)

December 31, 2017

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Shareholder Letters and Investment Review	Page 1
Portfolios of Investments	Page 11
Statements of Assets and Liabilities	Page 30
Statements of Operations	Page 32
Statements of Changes in Net Assets	Page 34
Financial Highlights	Page 37
Notes to Financial Statements	Page 55
Supplemental Information	Page 66
Expense Example	Page 70
Privacy Notice	Page 71

Catalyst Small-Cap Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	9.81%	9.34%	6.68%	5.47%	5.24%
Class A with load	3.51%	3.02%	5.43%	4.84%	4.69%
Class C	9.42%	8.61%	5.89%	4.73%	4.50%
Class I	9.91%	9.60%	6.95%	N/A	10.32%
Russell 2000 Value Total Return Index(a)	9.20%	14.65%	14.12%	8.71%	8.60%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.16% for Class A, 2.91% for Class C and 1.91% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Russell 2000 Value Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2006 for Class A, Class C and the Benchmarks, and March 27, 2009 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Banks	23.2%
Retail	13.0%
Pharmaceuticals	7.7%
Diversified Financial Services	6.8%
Entertainment	6.3%
Healthcare-Products	6.1%
Food	5.1%
Software	4.8%
Leisure Products	4.8%
Telecommunications	4.8%
Other/Cash & Equivalents	17.4%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	8.93%	17.03%	10.96%	11.00%
Class A with load	2.68%	10.28%	9.66%	9.98%
Class C	8.53%	16.17%	10.14%	10.57%
Class I	9.06%	17.35%	N/A	3.25%
S&P 500 Total Return Index(a)	11.42%	21.83%	15.79%	14.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.50% for Class A, 2.25% for Class C and 1.25% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 29, 2011 for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Healthcare-Products	14.5%
Software	13.4%
Retail	11.1%
Commercial Services	8.8%
Healthcare-Services	8.2%
Internet	4.9%
Beverages	4.9%
Aerospace/Defense	4.9%
Environment	4.8%
Chemicals	4.8%
Other/Cash & Equivalents	19.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst IPOx Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	11.21%	22.06%	17.23%
Class A with load	4.78%	15.01%	14.19%
Class C	10.72%	21.16%	16.31%
Class I	11.33%	22.26%	17.45%
S&P 500 Total Return Index(a)	11.42%	21.83%	18.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 11.94% for Class A, 12.69% for Class C and 11.69% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is September 30, 2015.

Top 10 Holdings by Industry	% of Net Assets
Equity Fund	45.4%
Pharmaceuticals	5.0%
Diversified Financial Services	3.8%
Banks	3.2%
Internet	3.1%
Retail	2.6%
Biotechnology	2.4%
Software	2.3%
Lodging	2.2%
Healthcare-Products	1.7%
Other/Cash & Equivalents	28.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	14.47%	26.87%	19.50%	18.20%
Class A with load	7.88%	19.59%	18.10%	17.04%
Class C	14.06%	25.92%	18.60%	17.32%
Class I	14.65%	27.20%	N/A	15.14%
S&P 500 Total Return Index(a)	11.42%	21.83%	15.79%	15.82%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.45% for Class A, 2.20% for Class C and 1.20% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 22, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Commercial Services	10.6%
Computers	10.1%
Diversified Financial Services	9.4%
Healthcare-Products	9.1%
Lodging	9.0%
Chemicals	8.2%
Electronics	7.9%
Semiconductors	7.9%
Banks	5.4%
Electric	4.0%
Other/Cash & Equivalents	18.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buyback Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	9.20%	19.64%	7.91%
Class A with load	2.93%	12.74%	6.32%
Class C	8.75%	18.77%	7.11%
Class I	9.25%	19.86%	8.18%
Russell 3000 Total Return(a)	11.20%	21.13%	11.48%
S&P 500 Total Return Index(b)	11.42%	21.83%	11.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.18% for Class A, 2.93% for Class C and 1.93% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Russell 3000 Total Return Index”, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an Index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013.

Top 10 Holdings by Industry	% of Net Assets
Electronics	9.8%
Retail	9.6%
Commerical Services	6.6%
Healthcare-Services	6.4%
Chemicals	6.4%
Software	6.4%
Aerospace/Defense	6.4%
Healthcare-Products	3.4%
Distribution/Wholesale	3.4%
Airlines	3.4%
Other/Cash & Equivalents	38.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Groesbeck Growth of Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception **
Class A	10.97%	22.46%	11.28%	10.11%
Class A with load	4.56%	15.42%	9.97%	9.30%
Class C	10.55%	21.63%	10.47%	9.26%
Class I	11.15%	23.01%	11.63%	11.24%
S&P 500 Total Return Index(a)	11.42%	21.83%	15.79%	13.77%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.25% for Class A, 3.00% for Class C and 2.00% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 30, 2009 for Class A, Class C and Benchmark, and November 24, 2010 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Diversified Financial Services	13.2%
Pharmaceuticals	10.2%
Pipelines	5.8%
Semiconductors	5.4%
Real Estate Investment Trusts	5.2%
Electronics	4.8%
Transportation	4.6%
Banks	4.4%
Healthcare-Products	4.3%
Healthcare-Services	4.2%
Other/Cash & Equivalents	37.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	12.23%	16.70%	14.18%	14.05%
Class A with load	5.76%	10.01%	12.83%	12.83%
Class C	11.86%	15.90%	13.33%	13.23%
Class I	12.35%	17.00%	N/A	8.85%
Lipper Flexible Portfolio Funds Index(a)	6.69%	15.47%	7.77%	8.39%
S&P 500 Total Return Index(b)	11.42%	21.83%	15.79%	15.42%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.72% for Class A, 2.47% for Class C, and 1.47% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Lipper Flexible Portfolio Funds Index,” is an unmanaged index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	25.4%
Semiconductors	12.5%
Aerospace/Defense	9.6%
Computers	4.2%
Distribution/Wholesale	4.1%
Biotechnology	3.7%
Airlines	3.6%
Healthcare-Services	3.5%
Software	3.4%
Machinery-Diversified	3.4%
Other/Cash & Equivalents	26.6%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	4.61%	17.09%	9.01%	9.04%
Class A with load	-1.43%	10.37%	7.72%	8.04%
Class C	4.24%	16.12%	8.18%	8.21%
Class I	4.80%	17.31%	N/A	5.99%
MSCI All Country World Stock Index(a)	11.46%	24.62%	11.40%	9.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.67% for Class A, 2.42% for Class C, and 1.42% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Telecommunications	12.7%
Pharmaceuticals	10.2%
Food	9.2%
Agriculture	8.5%
Semiconductors	5.3%
Computers	4.2%
Software	4.0%
Retail	3.9%
Environmental Control	3.8%
Aerospace/Defense	3.8%
Other/Cash & Equivalents	34.4%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst MLP & Infrastructure Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	-2.56%	-14.02%	-8.35%
Class A with load	-8.12%	-19.02%	-10.13%
Class C	-2.90%	-14.62%	-8.95%
Class I	-2.44%	-13.81%	-8.11%
Alerian MLP Total Return Index(a)	-3.97%	-6.52%	-8.93%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.76% for Class A, 2.51% for Class C, and 1.51% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	87.3%
Oil & Gas Services	4.5%
Gas	4.3%
Mining	2.7%
Oil & Gas	0.7%
Other/Cash & Equivalents	0.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.3%
	BANKS - 23.2%
3,600	Heartland Financial USA, Inc.	$193,140
17,700	Horizon Bancorp.	492,060
10,000	Independent Bank Corp.	223,500
9,600	Lakeland Financial Corp.	465,504
14,200	National Commerce Corp. *	571,550
7,100	Nicolet Bankshares, Inc. *	388,654
26,550	Old Line Bancshares, Inc.	781,632
14,800	Walker & Dunlop, Inc. *	703,000
		3,819,040
	BUILDING MATERIALS - 1.0%
2,300	Patrick Industries, Inc. *	159,735

	COMMERCIAL SERVICES - 0.9%
3,200	HealthEquity, Inc. *	149,312

	COMPUTERS - 0.9%
2,900	Mercury Systems, Inc. *	148,915

	DISTRIBUTION/WHOLESALE - 1.0%
2,100	SiteOne Landscape Supply, Inc. *	161,070

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
45,780	MMA Capital Management LLC *	1,112,454

	ENTERTAINMENT - 6.3%
3,500	Cedar Fair LP	227,465
3,500	Churchill Downs, Inc.	814,450
		1,041,915
	FOOD - 5.1%
10,025	Calavo Growers, Inc.	846,110

	HEALTHCARE-PRODUCTS - 6.1%
35,300	AxoGen, Inc. *	998,990

	INSURANCE - 4.8%
3,967	Investors Title Co.	786,855

	LEISURE PRODUCTS - 4.8%
6,100	LCI Industries	793,000

	PHARMACEUTICALS - 7.7%
61,000	Corcept Therapeautics, Inc. *	1,101,660
1,900	Neogen Corp. *	156,199
		1,257,859
	RETAIL - 13.0%
14,000	Dave and Buster’s Entertainment, Inc. *	772,380
25,500	Ollie’s Bargain Outlet Holdings, Inc. *	1,357,875
		2,130,255
	SAVINGS & LOANS - 2.9%
12,000	Pacific Premier Bancorp, Inc. *	480,000

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	SEMICONDUCTORS - 4.2%
7,300	MKS Instruments, Inc.	$689,850

	SOFTWARE - 4.8%
19,800	Asure Software, Inc. *	279,576
6,400	Paycom Software, Inc. *	514,112
		793,688
	TELECOMMUNICATIONS - 4.8%
16,800	GTT Communications, Inc. *	788,760

	TOTAL COMMON STOCK (Cost - $13,926,581)	16,157,808

	SHORT-TERM INVESTMENTS - 1.9%
320,584	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.18% **	320,584
	TOTAL SHORT-TERM INVESTMENTS (Cost - $320,584)

	TOTAL INVESTMENTS - 100.2% (Cost - $14,247,165) (a)	$16,478,392
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(34,524)
	NET ASSETS - 100.0%	$16,443,868

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $14,224,353 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,444,103
Unrealized depreciation:	(190,064)
Net unrealized appreciation:	$2,254,039

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 4.9%
9,800	TransDigm Group, Inc.	$2,691,276

	AGRICULTURE - 0.0%
100	Altria Group, Inc.	7,141

	BEVERAGES - 4.9%
11,900	Constellation Brands, Inc.	2,719,983

	BIOTECHNOLOGY - 2.8%
13,000	Alexion Pharmaceuticals, Inc. *	1,554,670

	CHEMICALS - 4.8%
6,500	Sherwin-Williams Co.	2,665,260

	COMMERCIAL SERVICES - 8.8%
13,000	S&P Global, Inc.	2,202,200
34,000	Total System Services, Inc.	2,689,060
		4,891,260
	DISTRIBUTION/WHOLESALE - 3.5%
47,900	LKQ Corp. *	1,948,093

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
38,500	E*Trade Financial Corp. *	1,908,445

	ENVIRONMENT - 4.8%
37,600	Waste Connections, Inc.	2,667,344

	HAND/MACHINE TOOLS - 0.1%
200	Stanley Black & Decker Inc.	33,938

	HEALTHCARE-PRODUCTS - 14.5%
23,900	Edwards Lifesciences Corp. *	2,693,769
17,100	IDEXX Laboratories, Inc. *	2,674,098
17,400	Stryker Corp.	2,694,216
		8,062,083
	HEALTHCARE-SERVICES - 8.2%
26,200	Centene Corp. *	2,643,056
21,500	HCA Holdings, Inc. *	1,888,560
		4,531,616
	HOME BUILDERS - 0.5%
80	NVR, Inc. *	280,658

	INSURANCE - 4.4%
5,700	Principal Financial Group, Inc.	402,192
13,500	Willis Towers Watson PLC	2,034,315
		2,436,507

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	INTERNET - 4.9%
14,300	Netflix, Inc. *	$2,745,028

	RETAIL - 11.1%
2,250	AutoZone, Inc. *	1,600,582
4,300	Darden Restaurants, Inc.	412,886
14,100	Home Depot, Inc.	2,672,373
6,050	O’Reilly Automotive, Inc. *	1,455,267
		6,141,108
	SOFTWARE - 13.4%
37,200	Activision Blizzard, Inc.	2,355,504
20,500	Fiserv, Inc. *	2,688,165
18,200	Service Now, Inc. *	2,373,098
		7,416,767
	TEXTILES - 3.6%
7,200	Mohawk Industries, Inc. *	1,986,480

	TOTAL COMMON STOCK (Cost - $47,289,880)	54,687,657

	SHORT-TERM INVESTMENTS - 1.9%
1,041,568	Fidelity Investments Money Market Funds Government Portfolio, Institutional Class, 1.18% **	1,041,568
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,041,568)	1,041,568

	TOTAL INVESTMENTS - 100.5% (Cost - $48,331,448) (a)	$55,729,225
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(248,037)
	NET ASSETS - 100.0%	$55,481,188

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $48,331,448 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,698,062
Unrealized depreciation:	(300,285)
Net unrealized appreciation:	$7,397,777

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 45.4%
	AUTO MANUFACTURERS - 0.9%
642	Fiat Chrysler Automobiles NV *	$11,453

	AUTO PARTS & EQUIPMENT - 0.4%
100	Delphi Technologies PLC *	5,247

	BANKS - 3.2%
178	CBTX, Inc.	5,279
160	Citizens Financial Group, Inc.	6,717
425	Luther Burbank Corp. *	5,117
290	Merchants Bancorp	5,707
130	Metropolitan Bank Holding Corp. *	5,473
450	PCBS Financial Corp. *	8,573
210	RBB Bancorp	5,748
		42,614
	BIOTECHNOLOGY - 2.4%
274	Argenx SE *	17,300
420	Allena Pharmaceuticals, Inc. *	4,225
365	Celcuity, Inc. *	6,917
232	Denali Therapeutics, Inc. *	3,628
		32,070
	BUILDING MATERIALS - 0.4%
228	Loma Negra Cia Industrial Argentina SA *	5,253

	CHEMICALS - 0.5%
292	Venator Materials PLC *	6,459

	COMMERCIAL SERVICES - 1.2%
165	PayPal Holdings, Inc. *	12,147
80	TransUnion *	4,397
		16,544
	COMPUTERS - 1.6%
164	DXC Technology Co.	15,564
193	ForeScout Technologies, Inc. *	6,154
		21,718
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
210	Ally Financial, Inc.	6,123
333	Curo Group Holdings Corp. *	4,688
950	Hamilton Lane, Inc.	33,621
424	LexinFintech Holdings Corp. *	5,894
		50,326
	ELECTRONICS - 1.2%
103	Fortive Corp.	7,452
600	ShotSpotter, Inc. *	8,430
		15,882

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 45.4% (Continued)
	ENVIRONMENT - 0.5%
259	Evoqua Water Technologies Corp. *	$6,141

	FOOD - 0.7%
112	Kraft Heinz Co.	8,709

	FOOD SERVICES - 0.4%
112	Aramark	4,787

	HEALTHCARE-PRODUCTS - 1.7%
335	OrthoPediatrics Corp. *	6,429
307	Quanterix Corp. *	6,591
225	Varex Imaging Corp. *	9,038
		22,058
	HEALTHCARE-SERVICES - 1.0%
72	IQVIA Holdings, Inc. *	7,049
327	Optinos, Inc. *	6,180
		13,229
	HOME FURNISHINGS - 1.2%
310	Roku, Inc. *	16,052

	INSURANCE - 0.3%
90	Kinsale Capital Group, Inc.	4,050

	INTERNET - 3.1%
216	Cargurus, Inc. *	6,476
165	Despegar.com, Corp. *	4,534
295	Stitch Fix, Inc. *	7,620
1,550	Snap, Inc. *	22,645
		41,275
	LODGING - 2.2%
393	Bluegreen Vacations Corp. *	7,177
329	Hilton Grand Vacations, Inc. *	13,802
102	Hilton Worldwide Holdings, Inc.	8,146
		29,125
	MACHINERY - 1.5%
597	Gardner Denver Holdings, Inc. *	20,256

	MEDIA - 1.3%
324	Altice USA, Inc. *	6,879
60	Liberty Broadband Corp. *	5,103
119	Liberty Media Corp-Liberty SiriusXM *	4,719
11	Liberty Media Corp-Liberty Formula One *	360
		17,061
	MINING - 0.4%
299	Nexa Resources S.A. *	5,863

	OIL & GAS - 0.6%
620	Consol Energy, Inc. *	8,574

	OIL & GAS SERVICES - 1.0%
620	Solaris Oilfield Infrastructure, Inc. *	13,274

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 45.4% (Continued)
	PHARMACEUTICALS - 5.0%
127	AbbVie, Inc.	$12,282
345	Apellis Pharmaceuticals, Inc. *	7,487
255	Dova Pharmaceuticals, Inc. *	7,344
215	Odonate Therapeutics, Inc. *	5,375
321	Rhythm Pharmaceuticals, Inc. *	9,328
350	scPharmaceuticals, Inc. *	4,231
38	Shire PLC	5,895
380	UroGen Pharma Ltd. *	14,140
		66,082
	PIPELINES - 0.3%
75	Noble Midstream Partners LP	3,750

	REAL ESTATE - 0.4%
355	Newmark Group, Inc. *	5,645

	REITS - 0.5%
300	Invitation Homes, Inc.	7,071

	RETAIL - 2.6%
340	Floor & Decor Holdings, Inc. *	16,551
173	National Vision Holdings, Inc. *	7,025
245	PetIQ, Inc. *	5,351
140	Yum China Holdings, Inc.	5,603
		34,530
	SEMICONDUCTORS - 0.5%
536	Aquantia Corp. *	6,073

	SOFTWARE - 2.3%
294	Altair Engineering, Inc. *	7,032
500	Alteryx, Inc. *	12,635
151	MongoDB, Inc. *	4,482
273	SendGrid, Inc. *	6,544
		30,693
	TELECOMMUNICATIONS - 1.4%
237	Bandwidth, Inc. *	5,479
357	Casa Systems, Inc. *	6,340
385	Switch, Inc.	7,003
		18,822
	TOYS & GAMES - 0.3%
630	Funko, Inc. *	4,189

	TRANSPORTATION - 0.6%
260	Schneider National, Inc.	7,426

	TOTAL COMMON STOCK (Cost - $474,273)	602,301

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	EXCHANGE TRADED FUND - 45.4%
	EQUITY FUND - 45.4%
8,825	First Trust US Equity Opportunities ETF	$602,218
	TOTAL EXCHANGE TRADED FUND (Cost - $513,138)	602,218

	SHORT-TERM INVESTMENTS - 9.3%
124,251	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.18% **	124,251
	TOTAL SHORT-TERM INVESTMENTS (Cost - $124,251)	124,251

	TOTAL INVESTMENTS - 100.1% (Cost - $1,111,662) (a)	$1,328,770
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(1,434)
	NET ASSETS - 100.0%	$1,327,336

ETF - Exchange Traded Fund.

LP - Limited Partnership.

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,111,151 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$243,890
Unrealized depreciation:	(26,782)
Net unrealized appreciation:	$217,108

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 97.6%
	BANKS - 5.4%
200,000	HSBC Holdings PLC	$10,328,000
148,000	SunTrust Banks, Inc.	9,559,320
		19,887,320
	CHEMICALS - 8.2%
194,864	DowDuPoint, Inc .	13,878,214
170,000	FMC Corp.	16,092,200
		29,970,414
	COMMERCIAL SERVICES - 10.6%
63,420	Brink’s Co.	4,991,154
235,000	PayPal Holdings, Inc. *	17,300,700
98,000	S&P Global, Inc.	16,601,200
		38,893,054
	COMPUTERS - 10.1%
86,300	Apple, Inc.	14,604,549
154,000	DXC Technology Co.	14,614,600
120,000	Leidos Holdings, Inc.	7,748,400
		36,967,549
	DIVERSIFIED FINANCIAL SERVICES - 9.4%
170,000	American Express Co.	16,882,700
34,500	Blackrock, Inc.	17,722,995
		34,605,695
	ELECTRIC - 4.0%
95,000	NextEra Energy, Inc.	14,838,050

	ELECTRONICS - 7.9%
365,000	Corning, Inc.	11,676,350
114,000	Honeywell International, Inc.	17,483,040
		29,159,390
	ENVIRONMENTAL CONTROL - 3.5%
149,500	Waste Management, Inc.	12,901,850

	HEALTHCARE-PRODUCTS - 9.1%
310,000	Abbott Laboratories	17,691,700
63,000	Teleflex, Inc.	15,675,660
		33,367,360
	HOME BUILDERS - 3.1%
240,000	Toll Brothers, Inc.	11,524,800

	LODGING - 9.0%
450,000	Boyd Gaming Corp.	15,772,500
127,000	Marriott International, Inc.	17,237,710
		33,010,210
	MACHINERY-DIVERSIFIED - 3.1%
85,000	IDEX Corp.	11,217,450

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	SEMICONDUCTORS - 7.9%
190,000	Microchip Technology, Inc.	$16,697,200
63,500	NVIDIA Corp.	12,287,250
		28,984,450
	SHIPBUILDING - 3.9%
60,000	Huntington Ingalls Industries, Inc.	14,142,000

	SOFTWARE - 2.4%
70,000	VMware, Inc. *	8,772,400

	TOTAL COMMON STOCK (Cost - $283,878,051)	358,241,992

	SHORT-TERM INVESTMENTS - 2.2%
8,035,820	Federated Treasury Obligations Fund, Institutional Class, 1.13% **	8,035,820
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,053,820)	8,035,820

	TOTAL INVESTMENTS - 99.8% (Cost - $291,913,871) (a)	$366,277,812
	OTHER ASSETS LESS LIABILTIIES - 0.2%	630,213
	NET ASSETS - 100.0%	$366,908,025

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $291,913,871 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$74,363,911
Unrealized depreciation:	—
Net unrealized appreciation:	$74,363,941

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 96.5%
	AEROSPACE/DEFENSE - 6.4%
7,900	Astronics Corp. *	$327,613
1,150	Boeing Co.	339,147
		666,760
	AIRLINES - 3.4%
5,250	United Continental Holdings, Inc. *	353,850

	CHEMICALS - 6.4%
6,600	Chemours Co.	330,396
2,900	PPG Industries, Inc.	338,778
		669,174
	COMMERCIAL SERVICES - 6.6%
7,800	FTI Consulting, Inc. *	335,088
3,650	Morningstar, Inc.	353,940
		689,028
	DISTRIBUTION/WHOLESALE - 3.4%
5,200	WESCO International, Inc. *	354,380

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
2,175	Mastercard, Inc.	329,208

	ELECTRONICS - 9.8%
2,300	Honeywell International, Inc.	352,728
3,750	TE Connectivity Ltd.	356,400
7,650	Trimble, Inc. *	310,896
		1,020,024
	ENTERTAINMENT - 3.3%
1,500	Churchill Downs, Inc.	349,050

	FOOD - 3.4%
5,200	Kellogg Co.	353,496

	HEALTHCARE-PRODUCTS - 3.4%
3,150	Edwards Lifesciences Corp. *	355,037

	HEALTHCARE-SERVICES - 6.4%
1,500	Anthem, Inc.	337,515
1,350	Humana, Inc.	334,894
		672,409
	INSURANCE - 2.6%
36,400	MBIA, Inc. *	266,448

	LODGING - 3.2%
4,600	Hyatt Hotels Corp. *	338,284

	MEDIA - 3.2%
16,700	MSG Networks, Inc. *	338,175

	MISCELLANEOUS MANUFACTURERS - 3.4%
9,400	Trinity Industries, Inc.	352,124

	PHARMACEUTICALS - 3.4%
4,700	Express Scripts Holding Co. *	350,808

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 96.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 3.2%
18,200	Brixmor Property Group, Inc.	$339,612

	RETAIL - 9.6%
32,000	Express, Inc. *	324,800
1,900	Home Depot, Inc.	360,107
3,900	Yum! Brands, Inc.	318,279
		1,003,186
	SEMICONDUCTORS - 2.7%
1,550	Lam Research Corp.	285,309

	SOFTWARE - 6.4%
3,900	Citrix Systems, Inc. *	343,200
6,850	Oracle Corp.	323,868
		667,068
	TELECOMMUNICATIONS - 3.1%
15,700	Ciena Corp. *	328,601

	TOTAL COMMON STOCK (Cost - $10,065,701)	10,082,031

	SHORT-TERM INVESTMENTS - 5.1%
535,492	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.18% **	535,492
	TOTAL SHORT-TERM INVESTMENTS (Cost - $535,492)	535,492

	TOTAL INVESTMENTS - 101.6% (Cost - $10,601,193) (a)	$10,617,523
	LIABILITIES LESS OTHER ASSETS - (1.6)%	(171,921)
	NET ASSETS - 100.0%	$10,445,602

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $10,601,193 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$157,182
Unrealized depreciation:	(140,852)
Net unrealized appreciation:	$16,330

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.1%
	BANKS - 4.4%
3,000	JPMorgan Chase & Co.	$320,820

	BIOTECHNOLOGY - 2.7%
1,150	Amgen, Inc.	199,985

	BUILDING MATERIALS - 2.6%
5,100	Johnson Controls International PLC	194,361

	CHEMICALS - 3.0%
2,400	Eastman Chemical Co.	222,336

	DIVERSIFIED FINANCIAL SERVICES - 13.2%
600	BlackRock, Inc.	308,226
4,450	Intercontinental Exchange, Inc.	313,992
3,300	T Rowe Price Group, Inc.	346,269
		968,487
	ELECTRONICS - 4.8%
2,300	Honeywell International, Inc.	352,728

	HAND/MACHINE TOOLS - 3.7%
1,580	Snap-on, Inc.	275,394

	HEALTHCARE-PRODUCTS - 4.3%
5,500	Abbott Laboratories	313,885

	HEALTHCARE-SERVICES - 4.2%
1,400	UnitedHealth Group, Inc.	308,644

	HOME FURNISHINGS - 3.0%
1,300	Whirlpool Corp.	219,232

	INSURANCE - 2.8%
4,100	MetLife, Inc.	207,296

	INTERNET - 1.9%
2,000	CDW Corp.	138,980

	LEISURE PRODUCTS - 4.2%
2,400	LCI Industries	312,000

	PHARMACEUTICALS - 10.2%
3,100	AbbVie, Inc.	299,801
1,500	McKesson Corp.	233,925
1,400	Shire PLC - ADR	217,168
		750,894
	PIPELINES - 5.8%
8,100	Enterprise Products Partners LP	214,731
6,100	MPLX LP	216,367
		431,098

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 98.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 5.2%
3,100	Prologis, Inc.	$199,981
8,500	Starwood Property Trust, Inc.	181,475
		381,456
	RETAIL - 3.9%
2,600	CVS Health Corp.	188,500
1,700	Starbucks Corp.	97,631
		286,131
	SEMICONDUCTORS - 5.4%
1,200	Broadcom Ltd.	308,280
500	Lam Research Corp.	92,035
		400,315
	SOFTWARE - 4.0%
850	NetEase, Inc. - ADR	293,310

	TELECOMMUNICATIONS - 4.2%
8,000	Cisco Systems, Inc.	306,400

	TRANSPORTATION - 4.6%
1,350	FedEx Corp.	336,879

	TOTAL COMMON STOCK (Cost - $5,824,680)	7,220,631

	TOTAL INVESTMENTS - 98.1% (Cost - $5,824,680) (a)	$7,220,631
	OTHER ASSETS LESS LIABILITIES - 1.9%	142,288
	NET ASSETS - 100.0%	$7,362,919

ADR - American Depository Receipt.

LP - Limited Partnership.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,880,157 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,625,994
Unrealized depreciation:	(285,520)
Net unrealized appreciation:	$1,340,474

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 92.4%
	AEROSPACE/DEFENSE - 9.6%
17,017	Boeing Co.	$5,018,483
12,006	Lockheed Martin Corp.	3,854,526
		8,873,009
	AIRLINES - 3.6%
59,196	Delta Air Lines, Inc.	3,314,976

	APPAREL - 2.7%
120,016	Hanesbrand, Inc.	2,509,535

	BIOTECHNOLOGY - 3.7%
47,349	Gilead Sciences, Inc.	3,392,082

	COMPUTERS - 4.2%
22,908	Apple, Inc.	3,876,721

	COSMETICS/PERSONAL CARE - 2.9%
35,610	Colgate-Palmolive Co.	2,686,775

	DISTRIBUTION/WHOLESALE - 4.1%
16,129	WW Grainger, Inc.	3,810,476

	ELECTRICAL - 3.3%
20,067	Honeywell International, Inc.	3,077,475

	HEALTHCARE-SERVICES - 3.5%
14,506	UnitedHealth Group, Inc.	3,197,993

	IRON/STEEL - 1.8%
39,691	Steel Dynamics, Inc.	1,711,873

	MACHINERY-DIVERSIFIED - 3.4%
15,927	Rockwell Automation, Inc.	3,127,266

	MEDIA - 3.3%
28,510	The Walt Disney Co.	3,065,110

	PHARMACEUTICALS - 2.7%
26,987	AmerisourceBergen Corp.	2,477,946

	RETAIL - 25.4%
49,469	Best Buy Company, Inc.	3,387,142
34,634	CVS Health Corp.	2,510,965
30,949	Darden Resturants, Inc.	2,971,723
44,875	Dollar General Corp.	4,173,824
22,120	Home Depot, Inc.	4,192,404
52,951	Starbucks Corp.	3,040,976
42,482	The TJX Cos., Inc.	3,248,174
		23,525,208
	SEMICONDUCTORS - 12.5%
74,038	Intel Corp.	3,417,594
33,968	KLA-Tencor Corp.	3,569,018
43,465	Texas Instruments, Inc.	4,539,485
		11,526,097

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	COMMON STOCK - 92.4% (Continued)
	SOFTWARE - 3.4%
35,333	Broadridge Financial Solutions, Inc.	$3,200,463

	TOYS/GAMES/HOBBIES - 2.3%
23,055	Hasbro, Inc.	2,095,469

	TOTAL COMMON STOCK (Cost - $72,731,437)	$85,468,474

	SHORT-TERM INVESTMENTS - 8.3%
7,638,044	Federated Government Obligations Fund, Institutional Shares, 0.40% *	7,638,044
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,638,044)	7,638,044

	TOTAL INVESTMENTS - 100.7% (Cost - $80,369,481)	$93,106,518
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(661,286)
	NET ASSETS - 100.0%	$92,445,232

*	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $80,975,205 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$14,616,145
Unrealized depreciation:	(2,484,832)
Net unrealized appreciation:	$12,131,313

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 88.8%
	AEROSPACE/DEFENSE - 3.8%
145,000	Kratos Defense & Security Solutions, Inc. *	$1,535,550

	AGRICULTURE - 8.5%
19,000	Bunge Ltd.	1,274,520
23,500	Imperial Brands PLC - ADR	1,002,745
29,000	Swedish Match AB	1,144,769
		3,422,034
	BEVERAGES - 3.6%
925,000	Capevin Holdings Ltd.	675,444
500,000	Marston’s PLC	760,922
		1,436,366
	CHEMICALS - 2.2%
35,000	Mosaic Co.	898,100

	COMPUTERS - 4.2%
56,000	Diebold Nixdorf, Inc.	915,600
44,500	VeriFone Systems, Inc. *	788,095
		1,703,695
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
74,028	JSE Ltd.	919,909

	ENTERTAINMENT- 2.9%
50,500	Parques Reunidos Servicios Centrales SAU	900,511
21,000	SeaWorld Entertainment, Inc. *	284,970
		1,185,481
	ENVIRONMENTAL CONTROL - 3.8%
31,954	Tetra Tech, Inc.	1,538,585

	FOOD - 9.2%
24,200	Campbell Soup Co.	1,164,262
16,550	Nestle SA - ADR	1,422,803
22,307	Snyder’s-Lance, Inc.	1,117,135
		3,704,200
	HEALTHCARE-PRODUCTS - 2.0%
690,000	Asaleo Care Ltd.	809,526

	HOUSEHOLD PRODUCTS/WARES - 2.3%
50,000	Reckitt Benckiser Group PLC - ADR	950,500

	INTERNET - 3.5%
37,000	eBay, Inc. *	1,396,380

	INVESTMENT COMPANIES - 2.6%
12,000	Pargesa Holding SA	1,040,534

	OIL & GAS - 1.8%
8,700	Exxon Mobil Corp.	727,668

	PHARMACEUTICALS - 10.2%
9,800	Johnson & Johnson	1,369,256
16,550	Novartis AG - ADR	1,389,538
31,900	Sanofi - ADR	1,371,700
		4,130,494
	RETAIL - 3.9%
95,500	Wendy’s Co.	1,568,110

	SEMICONDUCTORS - 5.3%
52,500	Micron Technology, Inc. *	2,158,800

	SOFTWARE - 4.0%
19,000	Microsoft Corp.	1,625,260

	TELECOMMUNICATIONS - 12.7%
46,000	Ciena Corp. *	962,780
37,500	Cisco Systems, Inc.	1,436,250
70,000	Orange SA - ADR	1,218,000
48,000	Vodafone Group PLC - ADR	1,531,200
		5,148,230

	TOTAL COMMON STOCK (Cost - $29,556,266)	35,899,422

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	MUTUAL FUND - 3.2%
	CLOSED-END FUND - 3.2%
96,500	Central Fund of Canada Ltd.	$1,293,100
	TOTAL MUTUAL FUND (Cost - $1,291,122)	1,293,100

	SHORT-TERM INVESTMENTS - 8.2%
3,310,979	Fidelity Institutional Government Portfolio, Class I, 1.18% **	3,310,979
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,310,979)	3,310,979

	TOTAL INVESTMENTS - 100.2% (Cost - $34,158,367)	$40,503,501
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(63,961)
	NET ASSETS - 100.0%	$40,439,540

ADR - American Depositary Receipt.

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(b)	One contract is equivalent to 100 shares of the underlying common stock.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,221,105 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,439,551
Unrealized depreciation:	(1,157,155)
Net unrealized appreciation:	$6,282,396

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	COMMON STOCK - 99.5%
	GAS - 4.3%
182,640	Western Gas Equity Partners LP	$6,786,902

	MINING - 2.7%
128,172	US Silica Holdings, Inc.	4,173,280

	OIL & GAS - 0.7%
836	Andeavor Logistics LP	95,588
27,482	EQT GP Holdings LP	739,266
1,301	Marathon Petroleum Corp.	85,840
853	Phillips 66	86,281
1,005	Valero Energy Corp.	92,370
		1,099,345
	OIL & GAS SERVICES - 4.5%
673,918	Archrock, Inc.	7,076,139

	PIPELINES - 87.3%
8,160	Antero Midstream GP LP	160,915
1,399	Buckeye Partners LP	69,320
133,528	Cheniere Energy, Inc. *	7,189,148
275,208	Crestwood Equity Partners LP	7,100,366
154,709	Enbridge, Inc.	6,050,669
408,328	Energy Transfer Equity LP	7,047,741
944,000	EnLink Midstream LLC	16,614,400
5,937	Enterprise Products Partners LP	157,390
723,937	Kinder Morgan, Inc.	13,081,542
868	Magellan Midstream Partners LP	61,576
767,007	NuStar GP Holdings LLC	12,042,010
124,345	ONEOK, Inc.	6,646,240
171,610	Pembina Pipeline Corp.	6,208,850
321,390	Plains GP Holdings LP	7,054,510
247,537	SemGroup Corp.	7,475,617
480,036	Tallgrass Energy GP LP	12,356,127
302,738	Targa Resources Corp.	14,658,574
130,734	TransCanada Corp.	6,358,902
211,012	Williams Cos., Inc.	6,433,756
		136,767,653

	TOTAL COMMON STOCK (Cost - $161,746,409)	155,903,319

	SHORT-TERM INVESTMENTS - 0.3%
499,082	Federated US Treasury Cash Reserves, Service Shares, 0.76% **	499,082
	TOTAL SHORT-TERM INVESTMENTS (Cost - $499,082)	499,082

	TOTAL INVESTMENTS - 99.8% (Cost - $162,245,491)	$156,402,401
	OTHER ASSETS LESS LIABILITIES - 0.2%	331,597
	NET ASSETS - 100.0%	$156,733,998

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at Decemeber 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $164,494,691 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,716,968
Unrealized depreciation:	(18,809,258)
Net unrealized depreciation:	$(8,092,290)

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2017

	Catalyst			Catalyst
	Small-Cap Insider	Catalyst Insider	Catalyst IPOx	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund
ASSETS:
Investment in Securities, at Cost	$14,247,165	$48,331,448	$1,111,662	$291,913,871	$10,601,193
Investment in Securities, at Value	$16,478,392	$55,729,225	$1,328,770	$366,277,812	$10,617,523
Cash	—	—	—	—	276
Receivable for Fund shares sold	—	—	—	1,998,545	15,005
Dividends and interest receivable	6,369	25,042	331	84,955	4,763
Due from Manager	—	—	16,744	—	—
Prepaid expenses and other assets	29,545	29,459	9,457	28,210	28,645
Total Assets	16,514,306	55,783,726	1,355,302	368,389,522	10,666,212

LIABILITIES:
Management fees payable	9,047	42,267	12,580	276,023	553
Payable upon return of securities loaned (Note 1)	—	—	—	—	276
Payable for securities purchased	—	—	—	—	196,016
Payable for Fund shares redeemed	20,706	159,661	523	982,633	12
Administration fees payable	447	2,192	1,645	25,506	1,273
Trustee fee payable	2,645	2,652	2,657	2,655	2,640
Compliance Officer fees payable	3	102	—	385	2,825
Accrued 12b-1 fees	4,721	52,722	1,211	169,561	4,216
Accrued expenses and other liabilities	32,869	42,942	9,350	24,734	12,799
Total Liabilities	70,438	302,538	27,966	1,481,497	220,610

Net Assets	$16,443,868	$55,481,188	$1,327,336	$366,908,025	$10,445,602

NET ASSETS CONSIST OF:
Paid in capital	$46,717,142	$73,263,227	$1,110,365	$289,579,953	$10,170,057
Undistributed net investment income (loss)	(144,712)	275,927	418	(265,648)	(9,165)
Accumulated net realized gain (loss) on investments	(32,359,789)	(25,455,743)	(555)	3,229,779	268,380
Net unrealized appreciation on investments	2,231,227	7,397,777	217,108	74,363,941	16,330
Net Assets	$16,443,868	$55,481,188	$1,327,336	$366,908,025	$10,445,602

Class A
Net Assets	$9,204,484	$27,904,324	$568,375	$144,517,478	$4,048,839
Shares of beneficial interest outstanding (a)	600,467	1,657,427	41,144	6,577,238	379,988
Net asset value per share	$15.33	$16.84	$13.81	$21.97	$10.66
Maximum offering price per share (b)	$16.27	$17.87	$14.65	$23.31	$11.31
Minimum redemption price per share (c)	$15.18	$16.67	$13.67	$21.75	$10.55

Class C
Net Assets	$3,720,955	$14,314,593	$136,618	$55,522,358	$4,560,667
Shares of beneficial interest outstanding (a)	254,219	858,798	10,072	2,654,576	438,744
Net asset value, offering price and redemption price per share	$14.64	$16.67	$13.56	$20.92	$10.40

Class I
Net Assets	$3,518,429	$13,262,271	$622,343	$166,868,189	$1,836,096
Shares of beneficial interest outstanding (a)	228,389	781,082	44,839	7,534,004	171,297
Net asset value, offering price and redemption price per share	$15.41	$16.98	$13.88	$22.15	$10.72

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2017

	Catalyst/Groesbeck	Catalyst/Lyons
	Growth of	Tactical	Catalyst/MAP	Catalyst MLP &
	Income Fund	Allocation Fund	Global Equity Fund	Infrastructure Fund
ASSETS:
Investment in Securities, at Cost	$5,824,680	$80,369,481	$34,158,367	$162,245,491
Investment in Securities, at Value	$7,220,631	$93,106,518	$40,503,501	$156,402,401
Cash	148,197	358	—	—
Receivable for Fund shares sold	—	1,232,369	24,451	655,402
Dividends and interest receivable	8,302	38,835	192,958	141,890
Due from Manager	1,005	—	—	—
Prepaid expenses and other assets	15,711	32,996	23,240	39,497
Total Assets	7,393,846	94,411,076	40,744,150	157,239,190

LIABILITIES:
Management fees payable	—	69,636	29,418	146,099
Due to Custodian	—	—	—	1,915
Payable for securities purchased	—	1,715,568	151,022	—
Payable for Fund shares redeemed	12	81,422	71,201	283,269
Administration fees payable	1,691	10,055	2,635	10,527
Trustee fee payable	2,643	2,645	2,637	2,642
Compliance Officer fees payable	462	406	—	279
Accrued 12b-1 fees	15,834	57,263	27,794	56,225
Accrued expenses and other liabilities	10,285	28,849	19,903	4,236
Total Liabilities	30,927	1,965,844	304,610	505,192

Net Assets	$7,362,919	$92,445,232	$40,439,540	$156,733,998

NET ASSETS CONSIST OF:
Paid in capital	$5,965,030	$79,795,110	$33,409,999	$173,193,129
Undistributed net investment income (loss)	23,924	(27,685)	(222,932)	(1,952,416)
Accumulated net realized gain (loss) on investments and options written	(21,986)	(59,230)	906,164	(8,665,724)
Net unrealized appreciation (depreciation) on investments and options written	1,395,951	12,737,037	6,346,309	(5,840,991)
Net Assets	$7,362,919	$92,445,232	$40,439,540	$156,733,998

Class A
Net Assets	$4,914,974	$46,150,397	$12,462,418	$43,427,841
Shares of beneficial interest outstanding (a)	494,900	2,843,543	843,212	7,506,199
Net asset value per share	$9.93	$16.23	$14.78	$5.79
Maximum offering price per share (b)	$10.54	$17.22	$15.68	$6.14
Minimum redemption price per share (c)	$9.83	$16.07	$14.63	$5.73

Class C
Net Assets	$322,744	$25,565,253	$11,963,918	$21,948,783
Shares of beneficial interest outstanding (a)	33,408	1,595,385	818,467	3,793,985
Net asset value, offering price and redemption price per share	$9.66	$16.02	$14.62	$5.79

Class I
Net Assets	$2,125,201	$20,729,582	$16,013,204	$91,357,374
Shares of beneficial interest outstanding (a)	212,764	1,279,549	1,085,596	15,748,057
Net asset value, offering price and redemption price per share	$9.99	$16.20	$14.75	$5.80

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2017

	Catalyst	Catalyst		Catalyst
	Small-Cap Insider	Insider	Catalyst IPOx	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund
Investment Income:
Dividend income	$72,683	$466,652	$3,158	$1,948,565	$64,986
Interest income	1,443	2,261	479	31,962	1,197
Securities lending - net	18,458	—	—	—	8,155
Foreign tax withheld	—	(1,385)	(10)	—	—
Total Investment Income	92,584	467,528	3,627	1,980,527	74,338

Operating Expenses:
Investment management fees	114,311	313,192	8,952	1,576,243	45,794
12b-1 Fees:
Class A	12,861	41,034	666	171,352	4,309
Class C	19,320	82,668	386	238,388	21,888
Administration fees	6,107	12,278	4,558	58,136	4,710
Management services fees	4,703	9,993	2,664	40,203	3,613
Registration fees	23,058	22,692	6,703	24,628	21,012
Networking fees	11,356	30,575	245	86,786	92
Audit fees	6,175	6,175	6,175	6,150	6,175
Custody fees	2,423	3,599	2,420	12,002	2,420
Printing expense	5,595	13,463	1,036	32,723	3,519
Compliance officer fees	2,977	3,609	2,726	8,831	5,726
Trustees’ fees	5,244	5,244	5,252	5,253	5,236
Legal fees	3,252	3,261	3,004	6,703	3,510
Insurance expense	185	663	4	1,290	70
Miscellaneous expense	976	1,048	1,033	5,243	970
Total Operating Expenses	218,543	549,494	45,824	2,273,931	129,044
Less: Expenses waived/reimbursed by Manager	(47,546)	(34,879)	(34,376)	(127,028)	(45,541)
Net Operating Expenses	170,997	514,615	11,448	2,146,903	83,503

Net Investment Loss	(78,413)	(47,087)	(7,821)	(166,376)	(9,165)

Realized and Unrealized
Gain on Investments:
Net realized gain from:
Investments	832,269	3,449,979	8,004	7,946,940	969,130
Net realized gain	832,269	3,449,979	8,004	7,946,940	969,130

Net change in unrealized appreciation (depreciation) on:
Investments	925,815	1,733,148	129,234	34,434,688	(189,433)
Net change in unrealized appreciation (depreciation)	925,815	1,733,148	129,234	34,434,688	(189,433)

Net Realized and Unrealized Gain on Investments	1,758,084	5,183,127	137,238	42,381,628	779,697

Net Increase in Net Assets Resulting From Operations	$1,679,671	$5,136,040	$129,417	$42,215,252	$770,532

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2017

	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/MAP	Catalyst MLP &
	Growth of	Tactical Allocation	Global Equity	Infrastructure
	Income Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$91,211	$969,755	$308,040	$4,049,576
Interest Income	1,103	5,138	14,914	2,274
Foreign tax withheld	—	—	(9,922)	(38,261)
Total Investment Income	92,314	974,893	313,032	4,013,589

Operating Expenses:
Investment management fees	37,338	546,096	200,704	936,103
12b-1 fees:
Class A	6,446	51,676	19,278	56,668
Class C	1,559	128,400	58,359	96,032
Administration fees	4,490	19,993	9,479	29,807
Management services fees	3,411	12,892	7,307	20,402
Registration fees	12,041	25,250	23,310	35,085
Networking fees	1,562	26,110	13,279	53,890
Audit fees	6,175	6,175	7,183	6,175
Custody fees	1,592	5,174	3,029	3,695
Printing expense	1,755	8,784	4,503	27,649
Compliance officer fees	5,742	6,918	4,678	7,319
Trustees’ fees	5,236	5,244	5,236	5,244
Legal fees	3,248	4,569	3,239	3,976
Insurance expense	50	780	252	835
Miscellaneous expense	970	976	1,275	5,522
Total Operating Expenses	91,615	849,037	361,111	1,288,402
Less: Expenses waived by Manager	(42,558)	(123,054)	(25,904)	(86,562)
Net Operating Expenses	49,057	725,983	335,207	1,201,840

Net Investment Income (Loss)	43,257	248,910	(22,175)	2,811,749

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	471,387	3,592,700	1,079,240	(2,879,391)
Options written	—	—	22,498	—
Foreign currency transactions	—	—	(4,019)	3,303
Net realized gain (loss)	471,387	3,592,700	1,097,719	(2,876,088)

Net change in unrealized appreciation (depreciation) on:
Investments	243,658	5,744,845	732,147	(4,274,196)
Options written	—	—	(47,120)	—
Foreign currency translations	—	—	3,187	809
Net change in unrealized appreciation (depreciation)	243,658	5,744,845	688,214	(4,273,387)

Net Realized and Unrealized Gain (Loss) on Investments	715,045	9,337,545	1,785,933	(7,149,475)

Net Increase (Decrease) in Net Assets Resulting From Operations	$758,302	$9,586,455	$1,763,758	$(4,337,726)

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Insider Buying Fund		Catalyst IPOx Allocation Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(78,413)	$91,765	$(47,087)	$274,997	$(7,821)	$(6,925)
Net realized gain (loss) on investments	832,269	4,163,911	3,449,979	13,424,185	8,004	65,901
Net change in unrealized appreciation (depreciation) on investments	925,815	(1,051,078)	1,733,148	384,909	129,234	60,167
Net increase (decrease) in net assets resulting from operations	1,679,671	3,204,598	5,136,040	14,084,091	129,417	119,143

Distributions to Shareholders from:
Net investment income
Class A	—	(100,069)	—	—	—	—
Class I	—	(37,545)	—	—	—	—
Net realized gains
Class A	—	—	—	—	(12,385)	(1,607)
Class C	—	—	—	—	(2,883)	(79)
Class I	—	—	—	—	(13,714)	(3,172)

Total distributions to shareholders	—	(137,614)	—	—	(28,982)	(4,858)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	141,322	877,721	260,765	1,380,640	19,241	594,368
Class C	96,979	259,818	39,437	264,097	84,773	40,202
Class I	97,666	2,088,115	1,711,374	4,306,979	85,969	834,304
Reinvestment of distributions
Class A	—	84,770	—	—	12,163	1,607
Class C	—	—	—	—	2,883	65
Class I	—	30,012	—	—	7,567	696
Cost of shares redeemed
Class A	(3,038,673)	(9,106,981)	(11,838,078)	(54,207,977)	(36,666)	(231,111)
Class C	(662,380)	(3,197,742)	(5,061,669)	(18,773,172)	(2,192)	(10)
Class I	(1,331,502)	(2,364,604)	(2,427,240)	(13,147,909)	(71,290)	(478,359)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,696,588)	(11,328,891)	(17,315,411)	(80,177,342)	102,448	761,762

Total Increase (Decrease) in Net Assets	(3,016,917)	(8,261,907)	(12,179,371)	(66,093,251)	202,883	876,047

Net Assets:
Beginning of year/period	19,460,785	27,722,692	67,660,559	133,753,810	1,124,453	248,406
End of year/period*	$16,443,868	$19,460,785	$55,481,188	$67,660,559	$1,327,336	$1,124,453
* Includes undistributed net investment income (loss) at end of year/period of:	$(144,712)	$(66,299)	$275,927	$64,960	$418	$48

Share Activity:
Class A
Shares Sold	9,784	64,430	16,357	98,085	1,455	49,701
Shares Reinvested	—	6,016	—	—	895	140
Shares Redeemed	(207,464)	(673,336)	(739,715)	(3,840,324)	(2,916)	(18,390)
Net increase (decrease) in shares of Beneficial interest	(197,681)	(602,890)	(723,359)	(3,742,240)	(566)	31,451

Class C
Shares Sold	6,675	19,093	2,499	18,866	6,428	3,268
Shares Reinvested	—	—	—	—	215	6
Shares Redeemed	(47,079)	(247,106)	(317,370)	(1,330,468)	(162)	(1)
Net increase (decrease) in shares of Beneficial interest	(40,404)	(228,013)	(314,871)	(1,311,602)	6,481	3,273

Class I
Shares Sold	6,619	151,407	107,884	295,376	6,638	68,547
Shares Reinvested	—	2,124	—	—	554	61
Shares Redeemed	(90,138)	(175,158)	(150,586)	(924,598)	(5,417)	(39,183)
Net increase (decrease) in shares of Beneficial interest	(83,519)	(21,627)	(42,702)	(629,222)	1,775	29,425

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

					Catalyst/Groesbeck
	Catalyst Dynamic Alpha Fund		Catalyst Buyback Strategy Fund		Growth of Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(166,376)	$323,081	$(9,165)	$(34,699)	$43,257	$92,029
Net realized gain (loss) on investments	7,946,940	13,587,690	969,130	1,902,888	471,387	2,002,064
Net change in unrealized appreciation (depreciation) on investments	34,434,688	17,412,783	(189,433)	389,783	243,658	(486,282)
Net increase in net assets resulting from operations	42,215,252	31,323,554	770,532	2,257,972	758,302	1,607,811

Distributions to Shareholders from:
Net investment income
Class A	—	—	—	(9,449)	(34,344)	(114,401)
Class C	—	—	—	—	(1,121)	(4,862)
Class I	(28,601)	—	—	(10,096)	(16,619)	(10,061)
Net realized gains
Class A	(3,212,610)	—	(605,789)	—	(541,034)	(1,980,772)
Class C	(1,291,868)	—	(825,167)	—	(36,561)	(112,514)
Class I	(3,641,839)	—	(259,213)	—	(231,078)	(206,172)

Total distributions to shareholders	(8,174,918)	—	(1,690,169)	(19,545)	(860,757)	(2,428,782)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	20,513,761	75,394,699	1,074,829	66,260	32,208	2,863,171
Class C	13,450,206	23,264,669	510,323	141,286	7,423	11,083
Class I	70,265,160	75,144,516	650,879	249,214	19,499	6,054,289
Reinvestment of distributions
Class A	3,088,211	—	378,390	6,651	545,594	1,942,513
Class C	1,239,288	—	649,052	—	34,902	97,771
Class I	2,764,790	—	210,547	6,950	246,635	216,233
Cost of shares redeemed
Class A	(30,744,361)	(50,336,130)	(560,130)	(1,576,466)	(1,259,432)	(7,279,482)
Class C	(6,822,570)	(14,112,926)	(378,349)	(1,585,229)	(6,919)	(174,962)
Class I	(11,239,933)	(17,582,434)	(123,364)	(1,227,200)	(8,353)	(13,249,225)
Net increase (decrease) in net assets from share transactions of beneficial interest	62,514,552	91,772,394	2,412,177	(3,918,534)	(388,443)	(9,518,609)

Total Increase (Decrease) in Net Assets	96,554,886	123,095,948	1,492,540	(1,680,107)	(490,898)	(10,339,580)

Net Assets:
Beginning of year/period	270,353,139	147,257,191	8,953,062	10,633,169	7,853,817	18,193,397
End of year/period*	$366,908,025	$270,353,139	$10,445,602	$8,953,062	$7,362,919	$7,853,817
* Includes undistributed net investment income (loss) at end of year/period of:	$(265,648)	$25,898	$(9,165)	$—	$23,924	$32,751

Share Activity:
Class A
Shares Sold	966,297	4,129,729	97,138	6,063	3,195	265,932
Shares Reinvested	141,401	—	35,697	613	54,777	206,741
Shares Redeemed	(1,492,072)	(2,776,385)	(46,338)	(145,004)	(122,253)	(613,909)
Net increase (decrease) in shares of Beneficial interest	(384,374)	1,353,344	86,498	(138,328)	(64,281)	(141,236)

Class C
Shares Sold	656,890	1,310,752	42,048	13,054	743	1,075
Shares Reinvested	59,581	—	62,771	—	3,608	10,659
Shares Redeemed	(340,970)	(806,085)	(31,318)	(151,255)	(661)	(15,107)
Net increase (decrease) in shares of Beneficial interest	375,501	504,667	73,501	(138,201)	3,690	(3,373)

Class I
Shares Sold	3,344,775	3,972,373	57,092	23,040	1,869	497,724
Shares Reinvested	125,558	—	19,751	639	24,610	22,802
Shares Redeemed	(529,874)	(957,975)	(10,263)	(109,860)	(809)	(1,002,457)
Net increase (decrease) in shares of Beneficial interest	2,940,459	3,014,398	66,580	(86,181)	25,670	(481,931)

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical
	Allocation Fund		Catalyst/MAP Global Equity Fund		Catalyst MLP & Infrastructure Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$248,910	$798,552	$(22,175)	$445,532	$2,811,749	$3,501,745
Net realized gain (loss) on investments	3,592,700	7,155,898	1,097,719	314,030	(2,876,088)	4,706,628
Net change in unrealized appreciation (depreciation) on investments	5,744,845	6,834,372	688,214	4,986,803	(4,273,387)	(9,668,971)
Net increase (decrease) in net assets resulting from operations	9,586,455	14,788,822	1,763,758	5,746,365	(4,337,726)	(1,460,598)

Distributions to Shareholders from:
Net investment income
Class A	(557,457)	(708,771)	(193,857)	(248,822)	(2,440,666)	(1,302,555)
Class C	(160,687)	(164,333)	(132,547)	(27,250)	(994,136)	(337,778)
Class I	(356,581)	(285,453)	(313,378)	(39,847)	(4,869,799)	(1,418,068)
Net realized gains
Class A	(513,726)	—	(152,753)	(120,872)	—	—
Class C	(340,544)	—	(147,686)	(37,420)	—	—
Class I	(273,091)	—	(198,296)	(15,796)	—	—
Return of capital
Class A	—	—	—	—	—	(2,489,798)
Class C	—	—	—	—	—	(788,186)
Class I	—	—	—	—	—	(3,649,364)

Total distributions to shareholders	(2,202,086)	(1,158,557)	(1,138,517)	(490,007)	(8,304,601)	(9,985,749)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,239,570	8,999,391	1,636,325	6,447,887	11,545,560	46,083,194
Class C	1,494,610	5,753,309	1,631,852	4,926,784	6,821,503	15,062,112
Class I	3,640,537	13,744,020	9,362,819	5,603,422	53,723,905	72,688,906
Reinvestment of distributions
Class A	1,017,509	645,716	286,977	261,829	1,445,372	2,481,756
Class C	472,127	149,048	231,011	54,534	729,069	802,265
Class I	576,381	274,838	418,713	37,285	4,456,182	4,558,112
Cost of shares redeemed
Class A	(15,130,630)	(27,105,271)	(12,054,995)	(10,132,371)	(16,187,192)	(17,779,074)
Class C	(5,958,661)	(16,616,329)	(1,613,555)	(1,400,413)	(2,298,219)	(2,520,768)
Class I	(7,341,009)	(8,465,955)	(1,023,571)	(510,212)	(30,563,605)	(21,392,477)
Net increase (decrease) in net assets from share transactions of beneficial interest	(9,989,566)	(22,621,233)	(1,124,424)	5,288,745	29,672,575	99,984,026

Total Increase (Decrease) in Net Assets	(2,605,197)	(8,990,968)	(499,183)	10,545,103	17,030,248	88,537,679

Net Assets:
Beginning of year/period	95,050,429	104,041,397	40,938,723	30,393,620	139,703,750	51,166,071
End of year/period*	$92,445,232	$95,050,429	$40,439,540	$40,938,723	$156,733,998	$139,703,750
* Includes undistributed net investment income (loss) at end of year/period of:	$(27,685)	$798,130	$(222,932)	$439,025	$(1,952,416)	$3,540,436

Share Activity:
Class A
Shares Sold	695,858	626,638	111,565	473,589	2,001,754	6,577,467
Shares Reinvested	63,082	44,810	19,629	20,313	248,933	364,395
Shares Redeemed	(981,891)	(1,896,576)	(827,139)	(745,356)	(2,756,477)	(2,536,613)
Net increase (decrease) in shares of Beneficial interest	(222,951)	(1,225,128)	(695,945)	(251,454)	(505,790)	4,405,249

Class C
Shares Sold	97,556	402,625	111,870	350,952	1,172,523	2,163,584
Shares Reinvested	29,619	10,474	15,965	4,257	126,559	117,846
Shares Redeemed	(397,686)	(1,179,940)	(111,229)	(104,824)	(398,194)	(370,631)
Net increase (decrease) in shares of Beneficial interest	(270,511)	(766,841)	16,606	250,385	900,888	1,910,799

Class I
Shares Sold	234,383	945,860	642,802	412,621	9,057,868	10,247,683
Shares Reinvested	35,800	19,099	28,699	2,893	774,413	665,224
Shares Redeemed	(482,292)	(591,763)	(69,495)	(37,891)	(5,407,389)	(3,098,019)
Net increase (decrease) in shares of Beneficial interest	(212,109)	373,196	602,006	377,623	4,424,892	7,814,888

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$13.96		$12.39	$15.23	$18.31		$13.28	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.05)		0.07	0.02	0.07		0.18	0.19
Net realized and unrealized gain (loss) on investments	1.42		1.59	(2.78)	(3.14)		4.97	2.54
Total from investment operations	1.37		1.66	(2.76)	(3.07)		5.15	2.73
LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.08)	(0.01)		(0.12)	(0.50)
From net realized gains on investments	—		—	—	—		—	—
Total distributions	—		(0.09)	(0.08)	(0.01)		(0.12)	(0.50)
Net asset value, end of period	$15.33		$13.96	$12.39	$15.23		$18.31	$13.28
Total return (B)	9.81	% (F)	13.38%	(18.13)%	(16.74	)% (C)	38.94%	25.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,204		$11,145	$17,356	$41,704		$71,084	$28,433
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.29	% (G)	2.13%	1.95%	1.79%		1.84%	1.86%
Expenses, net waiver and reimbursement (D)	1.75	% (G)	1.75%	1.75%	1.68%		1.55%	1.55%
Net investment income (loss), before waiver and reimbursement (D)(E)	(1.27	)% (G)	0.14%	(0.06)%	0.33%		0.82%	1.33%
Net investment income (loss), net waiver and reimbursement (D)(E)	(0.73	)% (G)	0.51%	0.14%	0.44%		1.11%	1.64%
Portfolio turnover rate	66	% (F)	228%	189%	214%		231%	117%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$13.38		$11.89	$14.63	$17.71		$12.87	$10.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.10)		(0.03)	(0.07)	(0.05)		0.05	0.10
Net realized and unrealized gain (loss) on investments	1.36		1.52	(2.67)	(3.03)		4.83	2.47
Total from investment operations	1.26		1.49	(2.74)	(3.08)		4.88	2.57
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.04)	(0.40)
From net realized gains on investments	—		—	—	—		—	—
Total distributions	—		—	—	—		(0.04)	(0.40)
Net asset value, end of period	$14.64		$13.38	$11.89	$14.63		$17.71	$12.87
Total return (B)	9.42	% (F)	12.53%	(18.73)%	(17.39	)% (C)	37.92%	24.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,721		$3,943	$6,213	$13,702		$17,503	$7,870
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.04	% (G)	2.88%	2.70%	2.54%		2.59%	2.61%
Expenses, net waiver and reimbursement (D)	2.50	% (G)	2.50%	2.50%	2.43%		2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (D,E)	(2.02	)% (G)	(0.61)%	(0.80)%	0.42%		0.05%	0.58%
Net investment income (loss), net waiver and reimbursement (D,E)	(1.48	)% (G)	(0.24)%	(0.60)%	0.31%		0.34%	0.89%
Portfolio turnover rate	66	% (F)	228%	189%	214%		231%	117%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.02		$12.46	$15.39	$18.47		$13.39	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.04)		0.10	0.05	0.13		0.23	0.22
Net realized and unrealized gain (loss) on investments	1.43		1.60	(2.82)	(3.17)		5.00	2.56
Total from investment operations	1.39		1.70	(2.77)	(3.04)		5.23	2.78
LESS DISTRIBUTIONS:
From net investment income	—		(0.14)	(0.16)	(0.04)		(0.15)	(0.54)
From net realized gains on investments	—		—	—	—		—	—
Total distributions	—		(0.14)	(0.16)	(0.04)		(0.15)	(0.54)
Net asset value, end of period	$15.41		$14.02	$12.46	$15.39		$18.47	$13.39
Total return (B)	9.91	% (F)	13.65%	(17.95)%	(16.47	)% (C)	39.24%	25.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,518		$4,373	$4,154	$15,087		$7,999	$2,133
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.04	% (G)	1.88%	1.70%	1.54%		1.59%	1.61%
Expenses, net waiver and reimbursement (D)	1.50	% (G)	1.50%	1.50%	1.45%		1.30%	1.30%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.04	)% (G)	0.32%	0.20%	0.71%		1.07%	1.58%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.50	)% (G)	0.70%	0.40%	0.81%		1.37%	1.89%
Portfolio turnover rate	66	% (F)	228%	189%	214%		231%	117%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$15.46		$13.28	$15.03	$15.86		$12.65	$10.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	(G)	0.06	(0.04)	0.07		0.12	0.27
Net realized and unrealized gain (loss) on investments	1.38		2.12	(1.71)	(0.30)		3.26	2.96
Total from investment operations	1.38		2.18	(1.75)	(0.23)		3.38	3.23
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.05)		(0.02)	(0.14)
From net realized gains on investments	—		—	—	(0.54)		(0.15)	(0.86)
From paid in capital	—		—	—	(0.01)		—	—
Total distributions	—		—	—	(0.60)		(0.17)	(1.00)
Net asset value, end of period	$16.84		$15.46	$13.28	$15.03		$15.86	$12.65
Total return (B)	8.93	% (H)	16.42%	(11.64)%	(1.44)%		26.90%	32.99	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$27,904		$36,804	$81,330	$228,894		$212,047	$4,475
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.61	% (I)	1.50%	1.49%	1.47%		1.49%	5.72%
Expenses, net waiver and reimbursement (E)	1.50	% (I)	1.50%	1.49%	1.47%		1.47%	1.00%
Net investment income (loss), before waiver and reimbursement (E,F)	(0.10	)% (I)	0.44%	(0.26)%	0.46%		0.79%	(2.45)%
Net investment income (loss), net waiver and reimbursement (E,F)	0.01	% (I)	0.44%	(0.26)%	0.46%		0.81%	2.27%
Portfolio turnover rate	50	% (H)	160%	167%	293%		185%	168%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$15.36		$13.30	$15.16	$16.05		$12.90	$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.04)	(0.14)	(0.06)		0.01	0.22
Net realized and unrealized gain (loss) on investments	1.37		2.10	(1.72)	(0.28)		3.29	3.01
Total from investment operations	1.31		2.06	(1.86)	(0.34)		3.30	3.23
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.00	) (D)	—	(0.10)
From net realized gains on investments	—		—	—	(0.54)		(0.15)	(0.86)
From paid in capital	—		—	—	(0.01)		—	—
Total distributions	—		—	—	(0.55)		(0.15)	(0.96)
Net asset value, end of period	$16.67		$15.36	$13.30	$15.16		$16.05	$12.90
Total return (B)	8.53	% (H)	15.49%	(12.27)%	(2.12)%		25.74%	32.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,315		$18,030	$33,042	$66,069		$36,144	$356
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.36	% (I)	2.25%	2.24%	2.22%		2.24%	6.47%
Expenses, net waiver and reimbursement (E)	2.25	% (I)	2.25%	2.24%	2.22%		2.22%	1.75%
Net investment income (loss), before waiver and reimbursement (E,F)	(0.86	)% (I)	(0.30)%	(0.99)%	(0.37)%		0.05%	(3.20)%
Net investment income (loss), net waiver and reimbursement (E,F)	(0.75	)% (I)	(0.30)%	(0.99)%	(0.37)%		0.07%	1.52%
Portfolio turnover rate	50	% (H)	160%	167%	293%		185%	168%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Represents an amount less than $0.01 per share.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Represents an amount less than $0.01 per share.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2016	June 30, 2016		June 30, 2015	June 30, 2014(A)
	(Unaudited)
Net asset value, beginning of period	$15.57		$13.34	$15.05		$15.86	$15.78
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (B)	0.00		0.10	(0.00	) (F)	0.06	0.00	(F)
Net realized and unrealized gain (loss) on investments	1.41		2.13	(1.71)		(0.25)	0.08
Total from investment operations	1.41		2.23	(1.71)		(0.19)	0.08
LESS DISTRIBUTIONS:
From net investment income	—		—	—		(0.07)	—
From net realized gains on investments	—		—	—		(0.54)	—
From paid in capital	—		—	—		(0.01)	—
Total distributions	—		—	—		(0.62)	—
Net asset value, end of period	$16.98		$15.57	$13.34		$15.05	$15.86
Total return (C)	9.06	% (D)	16.72%	(11.36)%		(1.16)%	0.51	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,262		$12,827	$19,381		$68,304	$216
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.36	% (E)	1.25%	1.24%		1.22%	1.48	% (E)
Expenses, net waiver and reimbursement (G)	1.25	% (E)	1.25%	1.24%		1.22%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement (G,H)	0.10	% (E)	0.70%	(0.02)%		0.42%	0.09	% (E)
Net investment income (loss), net waiver and reimbursement(G,H)	0.21	% (E)	0.70%	(0.02)%		0.42%	0.32	% (E)
Portfolio turnover rate	50	% (D)	160%	167%		293%	185	% (D)

(A)	The Catalyst Insider Buying Fund Class I shares commenced operations on June 6, 2014

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst IPOx Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$12.71		$10.25	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.09)		(0.15)	(0.07)
Net realized and unrealized gain on investments	1.50		2.75	0.32
Total from investment operations	1.41		2.60	0.25
LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	(0.31)		(0.14)	—
Total distributions	(0.31)		(0.14)	—
Net asset value, end of period	$13.81		$12.71	$10.25
Total return (C)	11.21	% (D)	25.49%	2.50	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$568		$530	$105
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	7.76	% (E)	11.75%	32.12	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(7.16	)% (E)	(9.30)%	(31.01	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.39	)% (E)	(1.22)%	(1.02	)% (E)
Portfolio turnover rate	41	% (D)	151%	62	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$12.54		$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.14)		(0.22)	(0.13)
Net realized and unrealized gain on investments	1.47		2.71	0.32
Total from investment operations	1.33		2.49	0.19
LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	(0.31)		(0.14)	—
Total distributions	(0.31)		(0.14)	—
Net asset value, end of period	$13.56		$12.54	$10.19
Total return (C)	10.72	% (D)	24.55%	1.90	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$137		$45	$3
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	8.36	% (E)	12.50%	32.87	% (E)
Expenses, net waiver and reimbursement (F)	2.74	% (E)	2.74%	2.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(7.71	)% (E)	(10.06)%	(32.69	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(2.09	)% (E)	(1.87)%	(1.87	)% (E)
Portfolio turnover rate	41	% (D)	151%	62	% (D)

(A)	The Catalyst IPOx Allocation Fund Class A and Class C shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst IPOx Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$12.75		$10.26	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.08)		(0.11)	(0.06)
Net realized and unrealized gain on investments	1.52		2.74	0.32
Total from investment operations	1.44		2.63	0.26
LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	(0.31)		(0.14)	—
Total distributions	(0.31)		(0.14)	—
Net asset value, end of period	$13.88		$12.75	$10.26
Total return (C)	11.33	% (D)	25.76%	2.60	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$622		$549	$140
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	7.50	% (E)	11.50%	31.87	% (E)
Expenses, net waiver and reimbursement (F)	1.74	% (E)	1.74%	1.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(6.89	)% (E)	(10.70)%	(31.26	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.13	)% (E)	(0.94)%	(0.84	)% (E)
Portfolio turnover rate	41	% (D)	151%	62	% (D)

(A)	The Catalyst IPOx Allocation Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$19.64		$16.54	$16.39	$15.43	$12.40		$10.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.05	(0.02)	(0.01)	(0.00	) (C)	0.01
Net realized and unrealized gain on investments	2.85		3.05	0.39	2.56	4.26		1.73
Total from investment operations	2.84		3.10	0.37	2.55	4.26		1.74
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—		(0.02)
From net realized gains on investments	(0.51)		—	(0.22)	(1.59)	(1.23)		—
Total distributions	(0.51)		—	(0.22)	(1.59)	(1.23)		(0.02)
Net asset value, end of period	$21.97		$19.64	$16.54	$16.39	$15.43		$12.40
Total return (B)	14.47	% (D)	18.74%	2.31%	16.98%	35.52%		16.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$144,517		$136,717	$92,749	$111,493	$31,000		$23,331
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43	% (E)	1.44%	1.51%	1.52%	1.56%		1.57%
Expenses, net waiver and reimbursement	1.35	% (E)	1.35%	1.35%	1.35%	1.35%		1.35%
Net investment income (loss), before waiver and reimbursement	(0.18	)% (E)	0.16%	(0.28)%	(0.22)%	(0.20)%		(0.14)%
Net investment income (loss), net waiver and reimbursement	(0.10	)% (E)	0.26%	(0.13)%	(0.05)%	0.01%		0.08%
Portfolio turnover rate	31	% (D)	95%	119%	84%	108%		97%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$18.79		$15.94	$15.92	$15.14	$12.28		$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)		(0.09)	(0.13)	(0.12)	(0.10)		(0.08)
Net realized and unrealized gain on investments	2.73		2.94	0.37	2.49	4.19		1.73
Total from investment operations	2.64		2.85	0.24	2.37	4.09		1.65
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—		(0.01)
From net realized gains on investments	(0.51)		—	(0.22)	(1.59)	(1.23)		—
Total distributions	(0.51)		—	(0.22)	(1.59)	(1.23)		(0.01)
Net asset value, end of period	$20.92		$18.79	$15.94	$15.92	$15.14		$12.28
Total return (B)	14.06	% (D)	17.88%	1.55%	16.07%	34.44%		15.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,522		$42,815	$28,282	$12,696	$608		$256
Ratios to average net assets
Expenses, before waiver and reimbursement	2.18	% (E)	2.19%	2.26%	2.27%	2.31%		2.32%
Expenses, net waiver and reimbursement	2.10	% (E)	2.10%	2.10%	2.10%	2.10%		2.10%
Net investment loss, before waiver and reimbursement	(0.92	)% (E)	(0.60)%	(1.02)%	(0.94)%	(0.95)%		(0.89)%
Net investment loss, net waiver and reimbursement	(0.84	)% (E)	(0.50)%	(0.85)%	(0.77)%	(0.74)%		(0.67)%
Portfolio turnover rate	31	% (D)	95%	119%	84%	108%		97%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$19.77		$16.61	$16.41	$15.43	$15.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.08	0.02	0.04	0.01
Net realized and unrealized gain on investments	2.87		3.08	0.40	2.53	0.12
Total from investment operations	2.89		3.16	0.42	2.57	0.13
LESS DISTRIBUTIONS:
From net investment income	0.00	(D)	—	—	—	—
From net realized gains on investments	(0.51)		—	(0.22)	(1.59)	—
Total distributions	(0.51)		—	(0.22)	(1.59)	—
Net asset value, end of period	$22.15		$19.77	$16.61	$16.41	$15.43
Total return (C)	14.65	%(E)	19.02%	2.61%	17.12%	0.85	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$166,868		$90,821	$26,226	$24,187	$118
Ratios to average net assets
Expenses, before waiver and reimbursement	1.18	% (F)	1.19%	1.26%	1.27%	1.51	% (F)
Expenses, net waiver and reimbursement	1.10	% (F)	1.10%	1.10%	1.10%	1.10	% (F)
Net investment income (loss), before waiver and reimbursement	0.08	% (F)	0.37%	(0.03)%	0.10%	0.18	% (F)
Net investment income, net waiver and reimbursement	0.16	% (F)	0.45%	0.13%	0.27%	0.59	% (F)
Portfolio turnover rate	31	% (E)	95%	119%	84%	108	% (E)

(A)	The Catalyst Dynamic Alpha Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Represents an amount less than $0.01 per share

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.81		$9.48	$9.71		$10.19		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		(0.01)	0.11		0.06		(0.02)
Net realized and unrealized gain (loss) on investments	1.06		2.36	(0.27)		(0.16)		0.21
Total from investment operations	1.07		2.35	(0.16)		(0.10)		0.19
LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.07)		—		—
From net realized gains on investments	(2.22)		—	—		(0.38)		—
Total distributions	(2.22)		(0.02)	(0.07)		(0.38)		—
Net asset value, end of period	$10.66		$11.81	$9.48		$9.71		$10.19
Total return (C)	9.20	% (D)	24.86%	(1.60)%		(0.84	)% (F)	1.90	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,049		$3,467	$4,095		$5,158		$6,464
Ratios to average net assets
Expenses, before waiver and reimbursement	2.49	% (E)	2.18%	2.10%		1.92%		1.99	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50%		1.50%		1.50	% (E)
Net investment income (loss), before waiver and reimbursement	(0.86	)% (E)	(0.73)%	0.53%		0.22%		(0.94	)% (E)
Net investment income (loss), net waiver and reimbursement	0.13	% (E)	(0.06)%	1.13%		0.66%		(0.45	)% (E)
Portfolio turnover rate	413	% (D)	734%	790%		806%		384	% (D)

	Class C (A)
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.62		$9.38	$9.60		$10.16		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)		(0.08)	0.03		(0.01)		(0.06)
Net realized and unrealized gain (loss) on investments	1.04		2.32	(0.25)		(0.17)		0.22
Total from investment operations	1.00		2.24	(0.22)		(0.18)		0.16
LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	) (G)	—		—
From net realized gains on investments	(2.22)		—	—		(0.38)		—
Total distributions	(2.22)		—	—		(0.38)		—
Net asset value, end of period	$10.40		$11.62	$9.38		$9.60		$10.16
Total return (C)	8.75	% (D)	23.88%	(2.24)%		(1.65)%		1.60	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,561		$4,244	$4,721		$5,648		$5,567
Ratios to average net assets
Expenses, before waiver and reimbursement	3.24	% (E)	2.93%	2.85%		2.67%		2.74	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.25%	2.25%		2.25%		2.25	% (E)
Net investment loss, before waiver and reimbursement	(1.61	)% (E)	(1.48)%	(0.24)%		(0.51)%		(1.71	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.62	)% (E)	(0.80)%	0.37%		(0.08)%		(1.22	)% (E)
Portfolio turnover rate	413	% (D)	734%	790%		806%		384	% (D)

(A)	The Catalyst Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns base those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Represents an amount less than $0.01

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.86		$9.52	$9.75	$10.22	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.02		0.02	0.12	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	1.06		2.37	(0.25)	(0.15)	0.23
Total from investment operations	1.08		2.39	(0.13)	(0.09)	0.22
LESS DISTRIBUTIONS:
From net investment income	—		(0.05)	(0.10)	—	—
From net realized gains on investments	(2.22)		—	—	(0.38)	—
Total distributions	(2.22)		(0.05)	(0.10)	(0.38)	—
Net asset value, end of period	$10.72		$11.86	$9.52	$9.75	$10.22
Total return (C)	9.25	% (D)	25.19%	(1.27)%	(0.74)%	2.20	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,836		$1,242	$1,817	$2,869	$11,042
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24	% (E)	1.93%	1.85%	1.67%	1.74	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25%	1.25%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement	(0.64	)% (E)	(0.49)%	0.68%	0.17%	(0.68	)% (E)
Net investment income (loss), net waiver and reimbursement	0.35	% (E)	0.19%	1.27%	0.57%	(0.19	)% (E)
Portfolio turnover rate	413	% (D)	734%	790%	806%	384	% (D)

(A)	The Catalyst Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.12		$12.98	$15.76		$15.10	$13.75		$11.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.10	0.13		0.12	0.11		0.13
Net realized and unrealized gain (loss) on investments	1.04		1.67	(1.67)		1.30	2.09		2.02
Total from investment operations	1.10		1.77	(1.54)		1.42	2.20		2.15
LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.19)	(0.13)		(0.12)	(0.11)		(0.13)
From net realized gains on investments	(1.22)		(4.44)	(1.11)		(0.64)	(0.74)		(0.04)
Total distributions	(1.29)		(4.63)	(1.24)		(0.76)	(0.85)		(0.17)
Net asset value, end of period	$9.93		$10.12	$12.98		$15.76	$15.10		$13.75
Total return (C)	10.97	% (D)	17.11%	(9.38)%		9.44%	16.36%		18.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,915		$5,658	$9,089		$17,012	$16,182		$13,111
Ratios to average net assets
Expenses, before waiver and reimbursement	2.49	% (E)	2.24%	1.73%		1.66%	1.69%		1.79%
Expenses, net waiver and reimbursement	1.35	% (E)	1.35%	1.43%		1.55%	1.55%		1.55%
Net investment income (loss), before waiver and reimbursement	(0.02	)% (E)	0.03%	0.65%		0.67%	0.61%		0.77%
Net investment income, net waiver and reimbursement	1.12	% (E)	0.92%	0.94%		0.78%	0.75%		1.01%
Portfolio turnover rate	7	% (D)	48%	45%		32%	25%		15%

	Class C
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.88		$12.80	$15.54		$14.91	$13.59		$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.02	0.03		0.01	0.00	(B)	0.03
Net realized and unrealized gain (loss) on investments	1.02		1.65	(1.66)		1.28	2.06		2.00
Total from investment operations	1.04		1.67	(1.63)		1.29	2.06		2.03
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)	(0.00	) (B)	(0.02)	(0.00	) (B)	(0.05)
From net realized gains on investments	(1.22)		(4.44)	(1.11)		(0.64)	(0.74)		(0.04)
Total distributions	(1.26)		(4.59)	(1.11)		(0.66)	(0.74)		(0.09)
Net asset value, end of period	$9.66		$9.88	$12.80		$15.54	$14.91		$13.59
Total return (C)	10.55	% (D)	16.33%	(10.11)%		8.68%	15.51%		17.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$323		$294	$424		$561	$540		$559
Ratios to average net assets
Expenses, before waiver and reimbursement	3.24	% (E)	2.99%	2.48%		2.41%	2.44%		2.54%
Expenses, net waiver and reimbursement	2.10	% (E)	2.10%	2.18%		2.30%	2.30%		2.30%
Net investment income (loss), before waiver and reimbursement	(0.76	)% (E)	(0.72)%	(0.10)%		(0.08)%	(0.13)%		0.02%
Net investment income, net waiver and reimbursement	0.38	% (E)	0.15%	0.20%		0.03%	0.01%		0.26%
Portfolio turnover rate	7	% (D)	48%	45%		32%	25%		15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.17		$12.98	$15.76	$15.10	$13.75	$11.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.14	0.17	0.17	0.14	0.16
Net realized and unrealized gain (loss) on investments	1.05		1.70	(1.68)	1.29	2.09	2.02
Total from investment operations	1.12		1.84	(1.51)	1.46	2.23	2.18
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.21)	(0.16)	(0.16)	(0.14)	(0.16)
From net realized gains on investments	(1.22)		(4.44)	(1.11)	(0.64)	(0.74)	(0.04)
Total distributions	(1.30)		(4.65)	(1.27)	(0.80)	(0.88)	(0.20)
Net asset value, end of period	$9.99		$10.17	$12.98	$15.76	$15.10	$13.75
Total return (B)	11.15	% (C)	17.71%	(9.14)%	9.71%	16.65%	18.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,125	(D)	$1,903	$8,681	$3,869	$3,058	$2,838
Ratios to average net assets
Expenses, before waiver and reimbursement	2.54	% (D)	1.99%	1.48%	1.41%	1.44%	1.54%
Expenses, net waiver and reimbursement	1.10	% (D)	1.10%	1.18%	1.30%	1.30%	1.30%
Net investment income, before waiver and reimbursement	0.23	% (D)	0.56%	0.92%	0.94%	0.85%	1.02%
Net investment income, net waiver and reimbursement	1.37	% (D)	1.14%	1.26%	1.05%	0.98%	1.26%
Portfolio turnover rate	7	% (C)	48%	45%	32%	25%	15%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.87		$13.01	$14.28	$14.50	$12.12	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.14	0.14	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	1.76		1.91	(0.30)	0.57	2.73	2.10
Total from investment operations	1.82		2.05	(0.16)	0.71	2.91	2.28
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.19)	(0.08)	(0.13)	(0.08)	(0.07)
From net realized gains on investments	(0.22)		—	(1.03)	(0.80)	(0.45)	(0.09)
Total distributions	(0.46)		(0.19)	(1.11)	(0.93)	(0.53)	(0.16)
Net asset value, end of period	$16.23		$14.87	$13.01	$14.28	$14.50	$12.12
Total return (C)	12.23	% (D)	15.83%	(1.04)%	4.74%	24.29%	23.04	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$46,150		$45,595	$55,827	$94,156	$76,417	$14,262
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.78	% (E)	1.72%	1.74%	1.73%	1.77%	2.23	% (E)
Expenses, net waiver and reimbursement (F)	1.50	% (E)	1.50%	1.50%	1.50%	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.44	% (E)	0.75%	0.82%	0.76%	1.05%	0.86	% (E)
Net investment income, net waiver and reimbursement (F,G)	0.72	% (E)	0.97%	1.06%	0.98%	1.32%	1.59	% (E)
Portfolio turnover rate	73	% (D)	95%	91%	194%	165%	126	% (D)

	Class C (A)
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.62		$12.78	$14.08	$14.33	$12.04	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.00	(H)	0.03	0.04	0.04	0.08	0.11
Net realized and unrealized gain (loss) on investments	1.72		1.88	(0.30)	0.54	2.72	2.08
Total from investment operations	1.72		1.91	(0.26)	0.58	2.80	2.19
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.07)	(0.01)	(0.03)	(0.06)	(0.06)
From net realized gains on investments	(0.22)		—	(1.03)	(0.80)	(0.45)	(0.09)
Total distributions	(0.32)		(0.07)	(1.04)	(0.83)	(0.51)	(0.15)
Net asset value, end of period	$16.02		$14.62	$12.78	$14.08	$14.33	$12.04
Total return (C)	11.86	% (D)	14.99%	(1.82)%	3.93%	23.51%	22.13	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,565		$27,280	$33,653	$40,645	$24,157	$2,494
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.53	% (E)	2.47%	2.49%	2.48%	2.52%	2.98	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)	2.25%	2.25%	2.25%	2.25%	2.25	% (E)
Net investment income (loss), before waiver and reimbursement (F,G)	(0.29	)% (E)	(0.01)%	0.10%	0.02%	0.33%	0.11	% (E)
Net investment income (loss), net waiver and reimbursement (F,G)	(0.01	)% (E)	0.21%	0.34%	0.24%	0.59%	0.84	% (E)
Portfolio turnover rate	73	% (D)	95%	91%	194%	165%	126	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$14.87		$13.02	$14.30	$14.51	$14.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.18	0.18	0.19	0.01
Net realized and unrealized gain (loss) on investments	1.76		1.91	(0.31)	0.56	(0.07	) (F)
Total from investment operations	1.84		2.09	(0.13)	0.75	(0.06)
LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.24)	(0.12)	(0.16)	—
From net realized gains on investments	(0.22)		—	(1.03)	(0.80)	—
Total distributions	(0.51)		(0.24)	(1.15)	(0.96)	—
Net asset value, end of period	$16.20		$14.87	$13.02	$14.30	$14.51
Total return (C)	12.35	% (D)	16.14%	(0.79)%	5.01%	(0.41	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,730		$22,176	$14,561	$27,230	$135
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.53	% (E)	1.47%	1.49%	1.48%	1.90	% (E)
Expenses, net waiver and reimbursement (G)	1.25	% (E)	1.25%	1.25%	1.25%	1.20	% (E)
Net investment income, before waiver and reimbursement (G,H)	0.71	% (E)	1.00%	1.07%	1.04%	0.13	% (E)
Net investment income, net waiver and reimbursement (G,H)	0.99	% (E)	1.22%	1.31%	1.27%	0.83	% (E)
Portfolio turnover rate	73	% (D)	95%	91%	194%	165	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, the class launching on June 6, 2014 which does not represent a full year.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.54		$12.44	$12.43	$13.56	$11.04	$10.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	(G)	0.18	0.18	0.18	0.15	0.25
Net realized and unrealized gain (loss) on investments	0.67		2.13	(0.03)	(0.67)	2.69	1.12
Total from investment operations	0.67		2.31	0.15	(0.49)	2.84	1.37
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.14)	(0.14)	(0.13)	(0.12)	(0.29)
From net realized gains on investments	(0.19)		(0.07)	—	(0.51)	(0.20)	(0.06)
Total distributions	(0.43)		(0.21)	(0.14)	(0.64)	(0.32)	(0.35)
Net asset value, end of period	$14.78		$14.54	$12.44	$12.43	$13.56	$11.04
Total return (B)	4.61	% (D)	18.73%	1.28%	(3.58)%	26.10%	13.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,462		$22,381	$22,279	$23,973	$18,917	$9,735
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.66	% (E)	1.65%	1.70%	1.64%	1.77%	2.05%
Expenses, net waiver and reimbursement (C)	1.55	% (E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss), before waiver and reimbursement (C,F)	(0.17	)% (E)	1.24%	1.35%	1.34%	0.96%	1.73%
Net investment income (loss), net waiver and reimbursement (C,F)	(0.06	)% (E)	1.34%	1.50%	1.43%	1.18%	2.23%
Portfolio turnover rate	13	% (D)	26%	26%	33%	50%	28%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.37		$12.32	$12.30	$13.40	$10.93	$9.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		0.10	0.09	0.09	0.05	0.16
Net realized and unrealized gain (loss) on investments	0.67		2.07	(0.03)	(0.68)	2.68	1.12
Total from investment operations	0.61		2.17	0.06	(0.59)	2.73	1.28
LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.05)	(0.04)	—	(0.06)	(0.24)
From net realized gains on investments	(0.19)		(0.07)	—	(0.51)	(0.20)	(0.06)
Total distributions	(0.36)		(0.12)	(0.04)	(0.51)	(0.26)	(0.30)
Net asset value, end of period	$14.62		$14.37	$12.32	$12.30	$13.40	$10.93
Total return (B)	4.24	% (D)	17.69%	0.54%	(4.37)%	25.26%	12.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,964		$11,524	$6,795	$6,962	$6,072	$3,045
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.41	% (E)	2.40%	2.45%	2.39%	2.52%	2.80%
Expenses, net waiver and reimbursement (C)	2.30	% (E)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (C,F)	(0.87	)% (E)	0.66%	0.62%	0.62%	0.20%	0.98%
Net investment income (loss), net waiver and reimbursement (C,F)	(0.76	)% (E)	0.76%	0.77%	0.71%	0.42%	1.48%
Portfolio turnover rate	13	% (D)	26%	26%	33%	50%	28%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Not annualized.

(E)	Annualized.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Represents an amount less than $0.01

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$14.54		$12.45	$12.44	$13.56	$13.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.30	0.25	0.28	0.02
Net realized and unrealized gain (loss) on investments	0.67		2.03	(0.07)	(0.74)	0.06
Total from investment operations	0.70		2.33	0.18	(0.46)	0.08
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.17)	(0.17)	(0.15)	—
From net realized gains on investments	(0.19)		(0.07)	—	(0.51)	—
Total distributions	(0.49)		(0.24)	(0.17)	(0.66)	—
Net asset value, end of period	$14.75		$14.54	$12.45	$12.44	$13.56
Total return (C)	4.80	% (D)	18.91%	1.56%	(3.33)%	0.59	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,013		$7,034	$1,320	$455	$136
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.36	% (E)	1.35%	1.45%	1.39%	1.81	% (E)
Expenses, net waiver and reimbursement (F)	1.25	% (E)	1.25%	1.25%	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	0.24	% (E)	2.10%	1.89%	2.04%	1.40	% (E)
Net investment income, net waiver and reimbursement (F)(G)	0.35	% (E)	2.20%	2.06%	2.18%	1.96	% (E)
Portfolio turnover rate	13	% (D)	26%	26%	33%	50	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.28		$6.31	$9.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.24	0.32	0.08
Net realized and unrealized gain (loss) on investments	(0.28)		0.38	(3.30)	0.09	(F)
Total from investment operations	(0.17)		0.62	(2.98)	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.29)	(0.29)	(0.09)
From return of capital	—		(0.36)	(0.35)	(0.15)
Total distributions	(0.32)		(0.65)	(0.64)	(0.24)
Net asset value, end of period	$5.79		$6.28	$6.31	$9.93
Total return (C)	(2.56	)% (D)	9.38%	(29.05)%	1.58	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$43,428		$50,307	$22,775	$7,906
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77	% (E)	1.76%	2.03%	3.41	% (E)
Expenses, net waiver and reimbursement	1.65	% (E)	1.65%	1.65%	1.65	% (E)
Net investment income (loss), before waiver and reimbursement	3.58	% (E)	3.33%	5.00%	(0.30	)% (E)
Net investment income, net waiver and reimbursement	3.70	% (E)	3.44%	5.40%	1.46	% (E)
Portfolio turnover rate	22	% (D)	32%	96%	11	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.28		$6.32	$9.93	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.18	0.26	0.04
Net realized and unrealized gain (loss) on investments	(0.28)		0.38	(3.27)	0.10	(F)
Total from investment operations	(0.19)		0.56	(3.01)	0.14
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.26)	(0.26)	(0.06)
From return of capital	—		(0.34)	(0.34)	(0.15)
Total distributions	(0.30)		(0.60)	(0.60)	(0.21)
Net asset value, end of period	$5.79		$6.28	$6.32	$9.93
Total return (C)	(2.90	)% (D)	8.47%	(29.44)%	1.35	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,949		$18,160	$6,204	$1,278
Ratios to average net assets
Expenses, before waiver and reimbursement	2.52	% (E)	2.51%	2.78%	4.16	% (E)
Expenses, net waiver and reimbursement	2.40	% (E)	2.40%	2.40%	2.40	% (E)
Net investment income (loss), before waiver and reimbursement	2.85	% (E)	2.49%	4.24%	(1.03	)% (E)
Net investment income, net waiver and reimbursement	2.97	% (E)	2.60%	4.62%	0.73	% (E)
Portfolio turnover rate	22	% (D)	32%	96%	11	% (D)

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.29		$6.32	$9.94	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.25	0.32	0.09
Net realized and unrealized gain (loss) on investments	(0.28)		0.38	(3.28)	0.09	(F)
Total from investment operations	(0.16)		0.63	(2.96)	0.18
LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.29)	(0.30)	(0.09)
From return of capital	—		(0.37)	(0.36)	(0.15)
Total distributions	(0.33)		(0.66)	(0.66)	(0.24)
Net asset value, end of period	$5.80		$6.29	$6.32	$9.94
Total return (C)	(2.44	)% (D)	9.61%	(28.86)%	1.76	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$91,357		$71,237	$22,187	$6,253
Ratios to average net assets
Expenses, before waiver and reimbursement	1.52	% (E)	1.51%	1.78%	3.16	% (E)
Expenses, net waiver and reimbursement	1.40	% (E)	1.40%	1.40%	1.40	% (E)
Net investment income (loss), before waiver and reimbursement	3.84	% (E)	3.44%	5.08%	(0.03	)% (E)
Net investment income, net waiver and reimbursement	3.96	% (E)	3.55%	5.46%	1.73	% (E)
Portfolio turnover rate	22	% (D)	32%	96%	11	% (D)

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-one series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying (“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst IPOx Allocation (“IPOx Allocation”)		Capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst Buyback Strategy (“Buyback Strategy”)		Long-term capital appreciation
Catalyst/Groesbeck Growth of Income (“Growth of Income”)	Groesbeck Investment Management Corp. (“GIM”)	Current income that increases over time, and as a secondary objective, capital appreciation.
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Total return from long-term capital appreciation and current income with low volatility while attempting to minimize downside risk from significant market drawdowns
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst MLP & Infrastructure (“MLP & Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation

The Funds are non-diversified except Insider Buying, Buyback Strategy, Growth of Income Fund and Global Equity, which are diversified.

As of December 31, 2017, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and ASU 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$16,157,808	$—	$—	$16,157,808
Short-Term Investments	320,584	—	—	320,584
Total Assets	$16,478,392	$—	$—	$16,478,392

Insider Buying
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$54,687,657	$—	$—	$54,687,657
Short-Term Investments	1,041,568	—	—	1,041,568
Total Assets	$55,729,225	$—	$—	$55,729,225

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

IPOx Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$602,301	$—	$—	$602,301
Exchange Traded Fund	602,218	—	—	602,218
Short-Term Investments	124,251	—	—	124,251
Total Assets	$1,328,770	$—	$—	$1,328,770

Dynamic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$358,241,992	$—	$—	$358,241,992
Short-Term Investments	8,035,820	—	—	8,035,820
Total Assets	$366,277,812	$—	$—	$366,277,812

Buyback Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$10,082,031	$—	$—	$10,082,031
Short-Term Investments	535,492	—	—	535,492
Total Assets	$10,617,523	$—	$—	$10,617,523

Growth of Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$7,220,631	$—	$—	$7,220,631
Total Assets	$7,220,631	$—	$—	$7,220,631

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$85,468,474	$—	$—	$85,468,474
Short-Term Investments	7,638,044	—	—	7,638,044
Total Assets	$93,106,518	$—	$—	$93,106,518

Global Equity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$35,899,422	$—	$—	$35,899,422
Mutual Fund	1,293,100	—	—	1,293,100
Short-Term Investments	3,310,979	—	—	3,310,979
Total Assets	$40,503,501	$—	$—	$40,503,501

MLP & Infrastructure
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$155,903,319	$—	$—	$155,903,319
Short-Term Investments	499,082	—	—	499,082
Total Assets	$156,402,401	$—	$—	$156,402,401

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The Funds did not hold any Level 3 securities during the period.

(a) Refer to the Portfolio of Investments for security classifications.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)          Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2017, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Options written	Equity	Net realized gain on options written	$22,498
	Options written	Equity	Net change in unrealized depreciation on options written	(47,120)
			Totals	$(24,622)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The contracts outstanding as of December 31, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)        Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2017, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2015-2017 for the Funds) or expected to be taken in 2018 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)        The MLP & Infrastructure Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

g)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)        Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

i)          Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Insider Buying	Annually	Annually
IPOx Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually
Buyback Strategy	Annually	Annually
Growth of Income	Quarterly	Annually
Global Equity	Annually	Annually
MLP & Infrastructure	Monthly	Annually

j)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)        Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2017, there were CDSC fees of $233 paid by shareholders of Dynamic Alpha to the Manager. There were no CDSC fees paid by the shareholders of Small Cap Insider, Insider Buying, IPOx Allocation, Buyback Strategy, Growth of Income, Tactical Allocation, Global Equity and MLP & Infrastructure.

m)        Security Loans – The Small-Cap Insider and the Buyback Strategy have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, each Fund is indemnified for such losses by the securities lending agent.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Small-Cap Insider	$11,841,279	$16,233,581
Insider Buying	30,516,220	47,611,182
IPOx Allocation	452,681	505,828
Dynamic Alpha	149,286,179	96,422,791
Buyback Strategy	37,884,052	37,399,668
Growth of Income	543,152	1,563,321
Tactical Allocation	63,075,462	80,585,262
Global Equity	4,724,712	6,141,446
MLP & Infrastructure	55,797,481	32,167,499

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the six months ended December 31, 2017, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

						Management
						Fees Waived/	Recapture Expires
	Management	Expense Limitation				Expenses	June 30,
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed	2018	2019	2020
Small-Cap Insider	1.25%	1.75%	2.50%	1.50%	10/31/2018	$47,546	$102,194	$81,912	$89,693
Insider Buying	1.00%	1.50%	2.25%	1.25%	10/31/2018	34,879	—	—	—
IPOx Allocation	1.50%	1.99%	2.74%	1.74%	10/31/2018	34,376	—	52,153	55,830
Dynamic Alpha	1.00%	1.35%	2.10%	1.10%	10/31/2018	127,028	133,692	245,721	177,113
Buyback Strategy	1.00%	1.50%	2.25%	1.25%	10/31/2018	45,541	73,567	70,812	68,815
Growth of Income	1.00%	1.35%	2.10%	1.10%	10/31/2018	42,558	23,308	57,470	75,616
Tactical Allocation	1.25%	1.50%	2.25%	1.25%	10/31/2018	123,054	298,782	309,686	222,067
Global Equity	1.00%	1.55%	2.30%	1.25%	10/31/2018	25,904	29,826	43,565	36,543
MLP & Infrastructure	1.25%	1.65%	2.40%	1.40%	10/31/2018	86,562	51,372	86,597	115,260

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2017 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officers fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Investment Management fees” and “Compliance officer fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

For the six months ended December 31, 2017, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Small-Cap Insider	$12,861	$19,320
Insider Buying	41,034	82,668
IPOx Allocation	666	386
Dynamic Alpha	171,352	238,388
Buyback Strategy	4,309	21,888
Growth of Income	6,446	1,559
Tactical Allocation	51,676	128,400
Global Equity	19,278	58,539
MLP & Infrastructure	56,668	96,032

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$137,459	$—	$155	$137,614
Catalyst Insider Buying Fund	—	—	—	—
Catalyst IPOx Allocation Fund	1,088	3,770	—	4,858
Catalyst Dynamic Alpha Fund	—	—	—	—
Catalyst Buyback Strategy Fund	19,545	—	—	19,545
Catalyst/Groesbeck Growth of Income Fund	129,324	2,299,458	—	2,428,782
Catalyst/Lyons Tactical Allocation Fund	1,158,557	—	—	1,158,557
Catalyst/MAP Global Equity Fund	315,987	174,020	—	490,007
Catalyst MLP & Infrastructure Fund	3,058,401	—	6,927,348	9,985,749

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$259,065	$—	$—	$259,065
Catalyst Insider Buying Fund	—	—	—	—
Catalyst IPOx Allocation Fund	—	—	—	—
Catalyst Dynamic Alpha Fund	—	2,373,928	—	2,373,928
Catalyst Buyback Strategy Fund	56,021	—	—	56,021
Catalyst/Groesbeck Growth of Income Fund	434,726	1,268,909	—	1,703,635
Catalyst/Lyons Tactical Allocation Fund	8,502,415	1,935,909	—	10,438,324
Catalyst/MAP Global Equity Fund	287,241	—	—	287,241
Catalyst MLP & Infrastructure Fund	645,891	—	1,966,480	2,612,371

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Catalyst Small-Cap Insider Buying Fund	$—	$—	$(93,627)	$(33,187,542)	$—	$1,328,224	$(31,952,945)
Catalyst Insider Buying Fund	—	—	(27,691)	(28,945,239)	—	5,757,280	(23,215,650)
Catalyst IPOx Allocation Fund	17,568	11,391	—	—	—	87,577	116,536
Catalyst Dynamic Alpha Fund	25,898	3,332,587	—	—	—	39,929,253	43,287,738
Catalyst Buyback Strategy Fund	989,419	—	—	—	—	205,763	1,195,182
Catalyst/Groesbeck Growth of Income Fund	242,517	161,011	—	—	—	1,096,816	1,500,344
Catalyst/Lyons Tactical Allocation Fund	798,130	—	—	(1,918,845)	—	6,386,468	5,265,753
Catalyst/MAP Global Equity Fund	808,942	—	—	—	—	5,595,358	6,404,300
Catalyst MLP & Infrastructure Fund	—	—	—	—	—	(3,816,804)	(3,816,804)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, mark-to-market on 1256 contracts, open forward foreign currency contracts and passive foreign investment companies, and adjustments for real estate investment trusts, partnerships, corporation mergers.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Catalyst Small-Cap Insider Buying Fund	$93,627
Catalyst Insider Buying Fund	27,691
Catalyst IPOx Allocation Fund	—
Catalyst Dynamic Alpha Fund	—
Catalyst Buyback Strategy Fund	—
Catalyst/Groesbeck Growth of Income Fund	—
Catalyst/Lyons Tactical Allocation Fund	—
Catalyst/MAP Global Equity Fund	—
Catalyst MLP & Infrastructure Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Small-Cap Insider Buying Fund	$—
Catalyst Insider Buying Fund	—
Catalyst IPOx Allocation Fund	—
Catalyst Dynamic Alpha Fund	—
Catalyst Buyback Strategy Fund	—
Catalyst/Groesbeck Growth of Income Fund	—
Catalyst/Lyons Tactical Allocation Fund	—
Catalyst/MAP Global Equity Fund	—
Catalyst MLP & Infrastructure Fund	—

At June 30, 2017, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Catalyst Small-Cap Insider Buying Fund	$—	$26,929,436	$6,258,106	$33,187,542
Catalyst Insider Buying Fund	—	27,845,747	1,099,492	28,945,239
Catalyst IPOx Allocation Fund	—	—	—	—
Catalyst Dynamic Alpha Fund	—	—	—	—
Catalyst Buyback Strategy Fund	—	—	—	—
Catalyst/Groesbeck Growth of Income Fund	—	—	—	—
Catalyst/Lyons Tactical Allocation Fund	—	1,918,845	—	1,918,845
Catalyst/MAP Global Equity Fund	—	—	—	—
Catalyst MLP & Infrastructure Fund	—	—	—	—

For Small-Cap Insider Buying, $257,132 of capital loss carryforward expired in the current fiscal year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclassification of fund distributions, and adjustments for passive foreign investment companies, real estate investment trusts, partnerships, C-Corporations, resulted in reclassification for the following Funds for the year ended June 30, 2017 as follows:

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Catalyst Small-Cap Insider Buying Fund	$(260,920)	$(158,702)	$419,622
Catalyst Insider Buying Fund	(297,571)	258,054	39,517
Catalyst IPOx Allocation Fund	—	8,191	(8,191)
Catalyst Dynamic Alpha Fund	—	(96,569)	96,569
Catalyst Buyback Strategy Fund	—	35,744	(35,744)
Catalyst/Groesbeck Growth of Income Fund	—	70,046	(70,046)
Catalyst/Lyons Tactical Allocation Fund	—	—	—
Catalyst/MAP Global Equity Fund	—	5,406	(5,406)
Catalyst MLP & Infrastructure Fund	—	2,612,833	(2,612,833)

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	IPOx	Growth	Tactical	MLP &
Owner	Allocation	of Income	Allocation	Infrastructure
LPL Financial, LLC *	33%			40%
Robert Groesbeck		37%
Matrix Trust Company		27%
Raymond James & Associates, Inc.			25%

*	These owners are comprised of multiple investors and accounts.

(6)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the IPOx Fund may be directly affected by the performance of the First Trust US Equity Opportunities ETF. The First Trust US Equity Opportunities ETF seeks investment results to the U.S. IPOX-100 Index. The financial statements of the First Trust US Equity Opportunities ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2017, the percentage of the IPOx Fund’s net assets invested in the First Trust US Equity Opportunities ETF was 45.4%.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2017

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (“Catalyst”) and Lyons Wealth Management, LLC (“Lyons”) with respect to the Catalyst/Lyons Tactical Allocation Fund (the “Fund”).

In connection with a regular meeting held on November 20, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and Lyons (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. Counsel discussed the factors the Trustees should consider in evaluating an investment advisor or sub-advisory agreement, which included, but are not limited to: the investment performance of the investment advisor or sub-advisor; the nature, extent, and quality of the services to be provided; the costs of the services to be provided and the profits to be realized by the advisor or sub-advisory and its affiliates from its relationship with the fund; the extent to which economies of scale will be realized as the fund growth and whether the fee levels reflect those economies of scale to the benefit of shareholders (the “Gartenberg Factors”). The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating and weighting each of the Gartenberg Factors to be considered. The conclusions reached by the Trustees were based on a comprehensive evaluation and discussion of all information proved in the 15(c) responses provided by Lyons.

Nature, Extent and Quality of Services. The Trustees discussed the sub-advisor’s skills and expertise, noting the use of a proprietary model in the management of, and security selection for, the Fund by the sub-advisor. They noted that the sub-advisor was responsible for executing trades, and developing and maintaining investment parameters for the Fund. They acknowledged that the advisor reported a strong working relationship with the sub-advisor. The Trustees concluded that the nature, overall quality and extent of the management services provided by the sub-advisor were satisfactory.

Performance. The Trustees noted the Fund’s strong performance over the 1-year, 5-year and since inception periods, outperforming the benchmark in each period. They noted the strong performance with seemingly paradoxical asset loss, but considered the limitations identified by the sub-advisor, in particular that the Fund had not yet had the opportunity to fully implement the Fund’s strategy in a down market. They considered the representation of the sub-advisor that with a full market cycle the Fund’s performance could show even greater success if the tactical nature of the strategy is fully implemented. The Trustees concluded that the performance was reasonable.

Fees and Expenses. The Trustees noted the sub-advisor received a fee paid by the advisor of 50% of the net advisory fee (for a maximum fee of 0.625% annually). They reviewed the fees charged by the sub-advisor to other clients noting that those fees compare favorably to the sub-advisory fees. They concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor and considered whether the level of profit was excessive. They noted that the sub-advisor realized a profit in connection with the sub-advisory agreement, but agreed that such profit was modest in terms of actual dollars and percent of revenue. The Trustees agreed that excessive profitability was not a concern at this time.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (“Catalyst”) and SL Advisors, LLC (“SLA”) with respect to the Catalyst MLP & Infrastructure Fund (the “Fund”).

In connection with a regular meeting held on November 20, 2017, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and SLA (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. Counsel discussed the factors the Trustees should consider in evaluating an investment advisor or sub-advisory agreement, which included, but are not limited to: the investment performance of the investment advisor or sub-advisor; the nature, extent, and quality of the services to be provided; the costs of the services to be provided and the profits to be realized by the advisor or sub-advisory and its affiliates from its relationship with the fund; the extent to which economies of scale will be realized as the fund growth and whether the fee levels reflect those economies of scale to the benefit of shareholders (the “Gartenberg Factors”). The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating and weighting each of the Gartenberg Factors to be considered. The conclusions reached by the Trustees were based on a comprehensive evaluation and discussion of all information proved in the 15(c) responses provided by SLA.

Nature, Extent & Quality of Services. The Trustees reviewed the materials provided by the sub-advisor noting the expertise of the sub-advisor with respect to Fund investments and related compliance and investment limitations and requirements. The Board noted that the advisor reported a good working relationship with the sub-advisor. They further noted the sub-advisor reported no material compliance issues, and acknowledged that the Trust’s CCO reported that the sub-advisor had a good compliance program and compliance management tools including both an internal CCO and an engaged third party compliance consultant. The Trustees concluded that the management services provided by the sub-advisor were in line with their expectations.

Performance. The Trustees considered the Fund’s performance over the one year and since inception (12/22/2014) periods noting the Fund’s strong performance for the 1 year period, significantly outperforming the benchmark during that period. They noted the Fund had negative since inception returns, but considered that such underperformance was consistent with that of the benchmark. They considered the sub-advisor’s contributions to the Fund’s returns and noted that the advisor was satisfied with the performance of the sub-advisor. The Trustees concluded that the sub-advisor’s performance was acceptable.

Fees and Expenses. The Trustees noted the sub-advisor received a fee paid by the advisor of 50% of the net advisory fee (maximum 0.625% annually) in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the sub-advisory fee was lower than those fees. They concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-advisor and discussed whether the sub-advisor was excessively profitable in connection with its relationship with the Fund. They noted the sub-advisor experienced a net loss during the current fiscal year related to its services to the Fund. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2017

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/17) and held for the entire period through 12/31/17.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/17	Value 12/31/17	During Period *	Value 12/31/17	During Period *

Catalyst Small Cap Insider Buying Fund - Class A	1.75%	$1,000.00	$1,098.10	$9.25	$1,016.38	$8.89
Catalyst Small Cap Insider Buying Fund - Class C	2.50%	1,000.00	1,094.20	13.20	1,012.60	12.68
Catalyst Small Cap Insider Buying Fund - Class I	1.50%	1,000.00	1,099.10	7.94	1,017.64	7.63
Catalyst Insider Buying Fund - Class A	1.50%	1,000.00	1,089.30	7.90	1,017.64	7.63
Catalyst Insider Buying Fund - Class C	2.25%	1,000.00	1,085.30	11.83	1,013.86	11.42
Catalyst Insider Buying Fund - Class I	1.25%	1,000.00	1,090.60	6.59	1,018.90	6.36
Catalyst IPOx Allocation Fund - Class A	1.99%	1,000.00	1,112.10	10.59	1,015.17	10.11
Catalyst IPOx Allocation Fund - Class C	2.74%	1,000.00	1,107.20	14.55	1,011.39	13.89
Catalyst IPOx Allocation Fund - Class I	1.74%	1,000.00	1,113.30	9.27	1,016.43	8.84
Catalyst Dynamic Alpha Fund - Class A	1.35%	1,000.00	1,144.70	7.30	1,018.40	6.87
Catalyst Dynamic Alpha Fund - Class C	2.10%	1,000.00	1,140.60	11.33	1,014.62	10.66
Catalyst Dynamic Alpha Fund - Class I	1.10%	1,000.00	1,146.50	5.95	1,019.66	5.60
Catalyst Buyback Strategy Fund - Class A	1.50%	1,000.00	1,092.00	7.91	1,017.64	7.63
Catalyst Buyback Strategy Fund - Class C	2.25%	1,000.00	1,087.50	11.84	1,013.86	11.42
Catalyst Buyback Strategy Fund - Class I	1.25%	1,000.00	1,092.50	6.59	1,018.90	6.36
Catalyst/Groesbeck Growth of Income Fund - Class A	1.35%	1,000.00	1,109.70	7.18	1,018.40	6.87
Catalyst/Groesbeck Growth of Income Fund - Class C	2.10%	1,000.00	1,105.50	11.14	1,014.62	10.66
Catalyst/Groesbeck Growth of Income Fund - Class I	1.10%	1,000.00	1,111.50	5.85	1,019.66	5.60
Catalyst/Lyons Tactical Allocation Fund - Class A	1.50%	1,000.00	1,122.30	8.02	1,017.64	7.63
Catalyst/Lyons Tactical Allocation Fund - Class C	2.25%	1,000.00	1,118.60	12.02	1,013.86	11.42
Catalyst/Lyons Tactical Allocation Fund - Class I	1.25%	1,000.00	1,123.50	6.69	1,018.90	6.36
Catalyst/MAP Global Equity Fund - Class A	1.55%	1,000.00	1,046.10	7.99	1,017.39	7.88
Catalyst/MAP Global Equity Fund - Class C	2.30%	1,000.00	1,042.40	11.84	1,013.61	11.67
Catalyst/MAP Global Equity Fund - Class I	1.25%	1,000.00	1,048.00	6.45	1,018.90	6.36
Catalyst MLP & Infrastructure Fund - Class A	1.65%	1,000.00	974.40	8.21	1,016.89	8.39
Catalyst MLP & Infrastructure Fund - Class C	2.40%	1,000.00	971.00	11.92	1,013.11	12.18
Catalyst MLP & Infrastructure Fund - Class I	1.40%	1,000.00	975.60	6.97	1,018.15	7.12

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.